Annual Report
September 30, 1999

[GRAPHIC OMITTED: ILLUSTRATION OF A CHURCH AND CROSS]

Capstone
Social Ethics
and
Religious Values Fund


[GRAPHIC OMITTED: PYRAMID LOGO]

A Member Of
The Capstone Group
of Mutual Funds


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
------------------------------------------------------------------------

Dear Shareholder:
We are pleased to present the annual report for Capstone Social Ethics and Religious Values Fund for the period ended September 30, 1999.

ECONOMIC OVERVIEW
The third quarter of 1999 marked the fourth consecutive quarter of rising interest rates. Investors could take some solace in the fact that the rise was not as severe as what transpired in the first half of 1999, the yield on the thirty-year U.S. Treasury bond rose just 8 basis points to finish the third quarter with a yield of 6.05%. The year-over-year rise in interest rates has been rather dramatic, recall that on September 30th of last year the yield on the thirty-year Treasury was 4.96%. Interest rates have been pushed higher by ongoing fears of possible inflation sparked by tight labor markets in the U.S. and by further evidence that the modest recoveries in foreign economies will continue. The rise in interest rates put pressure on equity prices leading to a 6.25% decline in the S&P 500 for the third quarter.

The recent strength in the Yen can be attributed to the modest economic recovery that continues to unfold in Japan. Since late May, the Yen has appreciated more than 14% versus the dollar. Japan's recovery is also confirmed by the rise in their index of leading economic indicators, which rose to 85.70 in August -- the highest level in five years. While we do not believe the Japanese economy is on the cusp of a dramatic turnaround, the positive developments we have seen so far should help to bring some much needed stability to the entire region. For many quarters, the U.S. economy has been the only bright spot on the world economic stage. As other regions begin to show signs of improved economic performance this will heighten fears of higher commodity prices and inflation.

At the August 24th meeting the Federal Reserve voted to raise short-term interest rates by 25 basis points to 5.25%. This followed the 25 basis point increase from the June meeting. In announcing the rate increase, the Fed also adopted a symmetrical directive (neutral stance) for the near term noting that the two rate increases from the summer and the firming of conditions in the U.S. financial markets "should markedly diminish the risk of rising inflation going forward." The move by the Federal Reserve was not the only noteworthy central bank action of the quarter. In early September, the Bank of England voted to raise its repurchase rate by 25 basis points to 5.25%. The move was prompted by surging home prices in the U.K., the lowest unemployment in two decades, and by faster economic growth worldwide. Many analysts are anticipating that the European Central Bank (ECB) will also raise short-term interest rates soon in response to a rebound in economic growth for the 11 nations governed by the ECB.

As we move into the final quarter of 1999 we expect the modest recovery in overseas economies to continue. We would not be surprised to see the pace of growth in the U.S. subside modestly and move closer to the 3% pace that the Fed would like to see. The U.S. consumer may be a bit less ebullient going forward since higher interest rates have eliminated many of the opportunities to benefit from mortgage refinancing. Also, with equity markets likely to finish the year with positive returns significantly lower than the last few years, spending induced by the "wealth effect" may be diminished.

EQUITY MARKET OVERVIEW

The third quarter of 1999 produced negative returns for the equity market as measured by the S&P 500 index. For the quarter, the index fell 6.25%, while year to date it remains up by 5.36%. Given the equity market's long bull run, down quarters are sometimes hard to remember, but they do happen. The last was in the third quarter, 1998, when the S&P 500 fell by 9.95%. The current period's negative return is slightly below the average down quarter for the past 50 years of 5.36%.

What can make negative periods more disconcerting is the unknown length of the downturn. Investors can take some comfort from the fact that periods of decline are usually not long lived. For example, as shown in Table 1, of the 36 times in the past fifty years that the S&P 500 has turned down following a positive quarter, in 24 cases, or 66.7%, the following quarter has been positive. In seven cases, or about 20%, the market moves upward again after two quarters of decline. There have been two instances of the quarter after quarter market decline that investors wisely fear. The largest was the decline totaling over 44% which took place over 4 quarters ending September, 1974. The second was the drop of nearly 29% which took six quarters before it ended in June, 1970.

Both cases of lengthy decline were driven in large part by ongoing external forces which pushed inflation and interest rates up dramatically from pre-decline levels and stock prices down. The 29% drop which ended in mid-1970 came about as fiscal policy was committed to the Vietnam War with no reduction in domestic spending. The second was a result in the rapid increase in energy prices which worked their way through the economy.

At the present time we do not see the conditions in place for the kind of multiquarter torture of the type previously described. We do expect to see moderation in the rate of return in equities in coming quarters. While the inflation rate is likely to remain low, we expect the best news to be behind us. Similarly, we do not expect a dramatic increase in rates from the current levels, but believe the lows may be behind us for the time being.

Corporate profits continue to be the best news in the investment outlook. The recent earnings reporting season was among the strongest on record in terms of reported earnings exceeding expectations. Looking to the year 2000, we would expect over all S&P operating earnings to grow at about 12%. With this in mind, we would expect coming quarters to be more volatile than in the past as the benign inflation and interest rate environment becomes somewhat less positive for equities. While equity returns will moderate, we nonetheless expect that over the space of more than one or two quarters they will be positive.

                                  Table I
     Analysis of S&P 500 Performance Following Initial Down Quarter
     --------------------------------------------------------------
Number of Subsequent                          Average Decline/    Total
   Down Quarters     Frequency   % Frequency      Quarter        Decline
------------------------------------------------------------------------
        0               24          66.7%          -5.07          -5.07
        1                7          19.4           -5.54         -10.15
        2                3           8.3           -3.59         -10.77
        3                1           2.8          -11.17         -44.68
        4                0           0.0            0.00           0.00
        5                1           2.8           -4.75         -28.50

FIXED INCOME MARKET OVERVIEW

The third quarter of 1999 marked the first time this year that most of the bond market indices that we track were finally able to record positive total returns for a quarter. Fixed income investors have had few reasons to cheer since the yield on the thirty-year U.S. Treasury bottomed at 4.72% on October 5th of last year. The ensuing twelve months have proven to be very difficult for fixed income investors. The Lehman Brothers Long Treasury Index (maturities in excess of 10 years) posted a -7.68% total return for the twelve month period ending 9/30/99. Mortgage-backed securities continue to perform very well versus other sectors. Year-to-date mortgages have outdistanced Treasuries and corporates by 290 basis points and 330 basis points respectively. Within the mortgage sector, mortgages backed by 15-year collateral have done significantly better than mortgages backed by 30-year collateral.

Corporate yield spreads continue to be the dominant theme within the fixed income market. While investors benefited from tighter spreads in the first quarter of this year, the widening of spreads that began in the second quarter spilled over into the third quarter pushing spreads beyond the levels that we saw at the end of 1998. Recall that spreads widened dramatically in the fall of 1998 as the global liquidity crisis unfolded. The primary reason for wider spreads in 1999 is the deluge of new corporate bond issues. In 1999, the amount of new investment-grade corporate bond issues brought to market in the month of August totaled $27.6 billion, for August 1998 the figure was $9.5 billion. For the month of September, this year's figure was $24.5 billion versus $12.0 billion in 1998. The "deluge of supply" was created by the desire of many corporations to issue new debt earlier in the year to avoid any potential Y2K market disruptions at year-end. The problem was compounded by the ongoing trend of "mega-deals" (in July, Ford Motor Credit issued $4.0 billion of five-year notes) and by more stringent risk controls within the fixed income dealer community. As the liquidity crisis unfolded in 1998, the brokerage firms on Wall Street found themselves holding an inventory of bonds that was larger than they would have preferred. When spreads widened last year, these firms suffered losses on these positions. To prevent a recurrence of these losses, many firms have adopted tighter risk procedures that limit the inventory the fixed income desk can carry. Because of these controls, the dealer community has become a less aggressive bidder for securities at the same time that more bonds are hitting the market.

Yield spreads on securities issued by the various U.S. government agencies have also widened in 1999. The spread widening of the agency sector has less to do with supply within the agency sector, rather the problem is supply within the entire investment-grade sector of the market. At current spreads, we believe agency securities provide an excellent alternative to U.S. Treasuries. We suspect that spreads on agency securities will tighten before corporate spreads begin to tighten. For corporate bonds, we would not be surprised if spreads narrowed in the first quarter of next year just as they did this year.

For your reference, we have included tables showing the total returns for each Capstone Social Ethics and Religious Values Funds. If you have any questions, please feel free to contact us at (800) 262-6631. We thank you for your continued support.

Sincerely,

Edward L. Jaroski                       Dan E. Watson
President and Chairman of the Board     Executive Vice President


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund
(Short Term Bond Fund and the Custom Index*)

---------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
              as of 9-30-99
---------------------------------------
         Class A     Class C     Custom
         ------------------------------
1 yr.     1.84%       2.05%       2.69%
---------------------------------------

Past performance is not predictive of future performance.

[GRAPHIC OMITTED: WORM CHART: COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT]

           Short-Term SERV    Short-Term SERV    Short-Term
               Class A            Class C      Custom Index
1/5/99         $10,000            $10,000
1/31/99        $10,004            $10,020         $10,045
2/28/99         $9,944             $9,976         $10,011
3/31/99         $9,985            $10,046         $10,088
4/30/99         $9,989            $10,082         $10,126
5/31/99        $10,054            $10,066         $10,120
6/30/99        $10,089            $10,100         $10,151
7/31/99        $10,097            $10,108         $10,172
8/31/99        $10,122            $10,133         $10,195
9/30/99        $10,184            $10,205         $10,269

* 1/3 Merrill 1-3 yr. Treasury Index.
* 1/3 Merrill 1-3 yr. Agency Index.
* 1/3 Merrill 1-3 yr. Corporate Index.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund
(Bond Fund and the Lehman Brothers Gov't./Corp. Bond Index)

---------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
                 as of 9-30-99
---------------------------------------------
         Class A     Class C     Lehman Bros.
         ------------------------------------
1 yr.     -2.04%      -1.83%        -1.62%
---------------------------------------------

Past performance is not predictive of future performance.

[GRAPHIC OMITTED: WORM CHART: COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT]
                 SERV               SERV
              Bond Fund          Bond Fund     Lehman Brothers
               Class A            Class C   Gov't./Corp. Bond Index
10/1/98        $10,000            $10,000
10/31/98        $9,948             $9,960          $9,929
11/30/98        $9,960             $9,996          $9,989
12/31/98        $9,964            $10,017         $10,013
1/31/99        $10,005            $10,074         $10,084
2/28/99         $9,718             $9,823          $9,844
3/31/99         $9,748             $9,878          $9,893
4/30/99         $9,744             $9,898          $9,918
5/31/99         $9,769             $9,784          $9,815
6/30/99         $9,738             $9,751          $9,785
7/31/99         $9,718             $9,735          $9,758
8/31/99         $9,709             $9,726          $9,750
9/30/99         $9,796             $9,816          $9,838


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund
(Large Cap Equity Fund and the S&P 500 Index)

---------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
              as of 9-30-99
---------------------------------------
         Class A     Class C    S&P 500
         ------------------------------
1 yr.     28.10%     28.35%     27.80%
---------------------------------------

Past performance is not predictive of future performance.

[GRAPHIC OMITTED: WORM CHART: COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT]

            Large Cap SERV     Large Cap SERV
               Class A            Class C      S&P 500 Index
10/1/98        $10,000            $10,000
10/31/98       $10,828            $10,820         $10,813
11/30/98       $11,440            $11,465         $11,469
12/31/98       $12,090            $12,082         $12,130
1/31/99        $12,595            $12,591         $12,637
2/28/99        $12,214            $12,214         $12,244
3/31/99        $12,715            $12,727         $12,734
4/30/99        $13,225            $13,237         $13,227
5/31/99        $12,879            $12,895         $12,915
6/30/99        $13,616            $13,633         $13,632
7/31/99        $13,185            $13,202         $13,206
8/31/99        $13,145            $13,170         $13,140
9/30/99        $12,810            $12,835         $12,780


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund
(Small Cap Equity Fund and the S&P 600 Index)

---------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
              as of 9-30-99
---------------------------------------
         Class A     Class C    S&P 600
         ------------------------------
1 yr.    17.27%      17.49%     17.54%
---------------------------------------

Past performance is not predictive of future performance.

[GRAPHIC OMITTED: WORM CHART: COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT]

            Small Cap SERV     Small Cap SERV
               Class A            Class C      S&P 600 Index
10/1/98        $10,000            $10,000
10/31/98       $10,476            $10,480         $10,464
11/30/98       $11,016            $11,032         $11,053
12/31/98       $11,699            $11,731         $11,760
1/31/99        $11,551            $11,575         $11,612
2/28/99        $10,481            $10,513         $10,566
3/31/99        $10,656            $10,688         $10,702
4/30/99        $11,302            $11,342         $11,409
5/31/99        $11,587            $11,607         $11,687
6/30/99        $12,286            $12,303         $12,352
7/31/99        $12,222            $12,239         $12,243
8/31/99        $11,667            $11,688         $11,704
9/30/99        $11,727            $11,749         $11,754


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund
(International Fund and the MSCI EAFE Index)

---------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
              as of 9-30-99
---------------------------------------
         Class A    Class C   MSCI EAFE
         ------------------------------
1 yr.    31.98%     32.23%     31.32%
---------------------------------------

Past performance is not predictive of future performance.

[GRAPHIC OMITTED: WORM CHART: COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT]
            International      International     MSCI EAFE
             SERV Class A       SERV Class C       Index
10/1/98        $10,000            $10,000
10/31/98       $11,160            $11,164         $11,045
11/30/98       $11,672            $11,680         $11,614
12/31/98       $11,961            $11,973         $12,075
1/31/99        $12,117            $12,129         $12,042
2/28/99        $11,944            $11,960         $11,758
3/31/99        $12,363            $12,384         $12,251
4/30/99        $13,051            $13,076         $12,751
5/31/99        $12,520            $12,537         $12,097
6/30/99        $13,157            $13,173         $12,571
7/31/99        $12,806            $12,817         $12,948
8/31/99        $13,028            $13,053         $12,998
9/30/99        $13,198            $13,223         $13,132



CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - September 30, 1999
---------------------------------------------------------------------------------------
                                                          Shares              Value
                                                      --------------     --------------
SHORT-TERM INVESTMENTS (99.54%)
AIM Prime Portfolio Money Market, Institutional
Class                                                     22,758,898        $22,758,898
Fifth Third Bank Repurchase Agreement, 4.68%, dated
09/30/99, due 10/01/99, repurchase price $318,840
(collateralized by FNMA Pool #313887, 7.00%,
due 11/01/17, market value $325,467 (Cost $318,799)          318,799            318,799
                                                                         --------------

TOTAL INVESTMENTS (Cost $23,077,697) (99.54%)                                23,077,697
OTHER ASSETS & LIABILITIES, NET (0.46%)                                         106,766
                                                                         --------------
NET ASSETS (100.00%)                                                        $23,184,463
                                                                         ==============
See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 1999
---------------------------------------------------------------------------------------
                                                        Principal             Value
                                                      --------------     --------------
AGENCY OBLIGATIONS (36.79%)
FEDERAL FARM MORTGAGE CO. (3.86%)
6.10%, 11/19/01                                           $1,000,000         $1,000,780
                                                                         --------------
FEDERAL HOME LOAN BANK (6.45%)
4.885%, 02/23/01                                           1,700,000          1,673,701
                                                                         --------------
FEDERAL HOME LOAN MORTGAGE CO. (14.96%)
4.75%, 12/14/01                                            2,150,000          2,094,573
5.375%, 03/01/01                                           1,800,000          1,783,116
                                                                         --------------
                                                                              3,877,689
                                                                         --------------
FEDERAL NATIONAL MORTGAGE ASSOC. (11.52%)
5.72%, 01/09/01                                            3,000,000          2,987,340
                                                                         --------------
TOTAL AGENCY OBLIGATIONS (Cost $9,647,129)                                    9,539,510
                                                                         --------------
CORPORATE BONDS (37.16%)
APPAREL (2.66%)
VF Corp., 9.50%, 05/01/01                                    665,000            690,383
                                                                         --------------
BANKS (4.95%)
Chase Manhattan Corp., 5.50%, 02/15/02                       700,000            692,888
Mercantile Bancorp, 6.80%, 06/15/01                          590,000            591,304
                                                                         --------------
                                                                              1,284,192
                                                                         --------------
CHEMICALS (2.59%)
Air Products & Chemicals, Inc. 8.35%, 01/15/02               650,000            672,640
                                                                         --------------
FINANCIAL SERVICES (13.29%)
Associates Corp., 6.70%, 05/29/01                            500,000            502,660
Bear Sterns Co., 5.75%, 02/15/01                             550,000            544,423
Ford Motor Co., 9.00%, 09/15/01                              700,000            731,962
General Motors Acceptance Corp., 9.625%, 12/15/01            150,000            159,239
Lehman Brothers Holdings, Inc., 6.20%, 01/15/02              600,000            590,490
Merrill Lynch & Co., 6.06%, 10/15/01                         500,000            496,525
Sears Credit Account Trust, 9.00%, 10/01/01                  400,000            419,068
                                                                         --------------
                                                                              3,444,367
                                                                         --------------
INSURANCE (1.93%)
Travelers Property Casualty Corp., 6.75%, 04/15/01           500,000            501,850
                                                                         --------------
RAILROADS (4.89%)
Consolidated Rail Corp., 9.75%, 06/01/00                     497,000            508,670
Union Pacific Railroad C. Equipment Trust, 7.32%,
02/01/02                                                     750,000            757,972
                                                                         --------------
                                                                              1,266,642
                                                                         --------------
RETAIL STORES (2.93%)
Penney (J.C.) Co., Inc., 7.25%, 04/02/02                     500,000            501,690
Penney (J.C.) Co., Inc., 9.05%, 03/01/01                     250,000            257,182
                                                                         --------------
                                                                                758,872
                                                                         --------------
TELECOMMUNICATIONS (3.92%)
Southwestern Bell Telephone, 7.00%, 08/19/02               1,000,000          1,015,080
                                                                         --------------
TOTAL CORPORATE BONDS (Cost $9,727,499)                                       9,634,026
                                                                         --------------
U.S. TREASURY OBLIGATIONS (24.27%)
U.S. Treasury Notes
6.625%, 06/30/01                                           2,500,000          2,538,675
6.625%, 07/31/01                                           1,200,000          1,219,872
6.50%, 08/31/01                                            1,000,000          1,015,620
6.25%, 08/31/02                                            1,500,000          1,519,680
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,345,914)                             6,293,847
                                                                         --------------

REPURCHASE AGREEMENTS (0.35%)
Fifth Third Bank, 4.68%, dated 09/30/99, due
10/01/99, repurchase price $89,211
(collateralized by FNMA Pool #313887, 7.00%,
due 11/01/17, market value $91,568 (Cost $89,199)                                89,199
                                                                         --------------

TOTAL INVESTMENTS (Cost $25,809,741) (98.57%)                                25,556,582
OTHER ASSETS & LIABILITIES, NET (1.43%)                                        371, 254
                                                                         --------------
NET ASSETS (100%)                                                           $25,927,836
                                                                         ==============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at September 30, 1999
was $25,809,741 and net unrealized depreciation
consisted of:
Gross unrealized appreciation                                                   $17,803
Gross unrealized depreciation                                                  (270,962)
                                                                         --------------
Net unrealized depreciation                                                   $(253,159)
                                                                         ==============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 1999

---------------------------------------------------------------------------------------
                                                        Principal             Value
                                                      --------------     --------------
AGENCY OBLIGATIONS (15.89%)

FEDERAL HOME LOAN BANK (7.42%)
5.77%, 12/22/99                                           $1,000,000         $1,000,360
5.50%, 07/14/00                                            1,100,000          1,097,594
5.125%, 09/15/03                                           1,500,000          1,438,608
5.80%, 09/02/08                                            1,000,000            940,497
                                                                         --------------
                                                                              4,477,059
                                                                         --------------
FEDERAL HOME LOAN MORTGAGE CO. (3.66%)
4.75%, 12/14/01                                            1,000,000            973,233
6.45%, 04/29/09                                            1,300,000          1,238,023
                                                                         --------------
                                                                              2,211,256
                                                                         --------------
FEDERAL NATIONAL MORTGAGE ASSOC. (4.03%)
5.625%, 03/15/01                                           1,000,000            994,918
6.00%, 05/15/08                                            1,500,000          1,435,241
                                                                         --------------
                                                                              2,430,159
                                                                         --------------
UTILITIES (0.78%)
Tennessee Valley Authority, 6.00%, 03/15/13                  500,000            469,311
                                                                         --------------
TOTAL AGENCY OBLIGATIONS (Cost $9,897,634)                                    9,587,785
                                                                         --------------

CORPORATE BONDS (26.03%)

AEROSPACE (0.67%)
Lockheed Martin Corp., 6.85%, 5/15/01                        200,000            199,744
McDonnell Douglas Corp., 6.875%, 11/01/06                    205,000            203,237
                                                                         --------------
                                                                                402,981
                                                                         --------------
AIRLINES (0.70%)
AMR Corp., 9.00%, 08/01/12                                   175,000            190,259
Delta Air Lines, Inc. , 9.75%, 05/15/21                      200,000            229,741
                                                                         --------------
                                                                                420,000
                                                                         --------------
APPLIANCES (0.34%)
Whirlpool Corp., 9.50%, 6/15/00                              200,000            203,800
                                                                         --------------
AUTOMOTIVE (0.33%)
General Motors Acceptance Corp., 6.75%, 02/07/02             200,000            201,106
                                                                         --------------
AUTO PARTS & EQUIPMENT (0.35%)
Autozone, Inc., 6.50%, 07/15/08                              225,000            207,357
                                                                         --------------
BANKS (4.97%)
Bank of America Corp., 6.625%, 5/30/01                       100,000            100,298
BankBoston NA, 6.375%, 4/15/08                               175,000            165,171
Bankers Trust Corp., 9.00%, 8/01/01                          100,000            103,585
Bankers Trust Corp., 8.125%, 5/15/02                         110,000            113,130
Chase Manhattan Corp., 7.125%, 02/01/07                      225,000            223,424
Citicorp, 5.625%, 2/15/01                                    100,000             99,174
First Chicago Corp., 9.875%, 8/15/00                         175,000            180,664
First Union Corp., 8.125%, 6/24/02                           175,000            181,840
Keycorp, 7.50%, 6/15/06                                      235,000            236,345
Mellon Financial Co., 6.875%, 3/01/03                        100,000             99,730
Morgan (J. P.) Co., Inc, 7.625%, 9/15/04                     225,000            232,309
Nationsbank Corp., 6.875%, 2/15/05                           100,000             99,138
Norwest Financial, Inc., 7.00%, 1/15/03                      100,000            100,881
PNC Funding Corp., 6.875%, 3/01/03                           200,000            199,042
Republic NY Corp., 7.75%, 5/15/02                            225,000            230,609
Southtrust Bank, Inc., 6.125%, 01/09/28                      175,000            162,834
SunTrust Bank, Inc., 7.375%, 7/01/06                         200,000            201,264
Wachovia Corp., 6.605%, 10/01/25                             175,000            171,763
Wells Fargo Co., 6.875%, 4/01/06                             100,000             98,073
                                                                         --------------
                                                                              2,999,274
                                                                         --------------
CHEMICALS (0.92%)
Dow Chemical Co., 6.85%, 8/15/13                             175,000            164,365
Dupont De Nemours (E. I.) Co., 8.125%, 3/15/04               175,000            185,024
Lubrizol Corp., 5.875%, 12/01/08                             225,000            208,092
                                                                         --------------
                                                                                557,481
                                                                         --------------
COSMETICS & TOILETRIES (0.32%)
Procter & Gamble Co., 8.00%, 10/26/29                        175,000            191,904
                                                                         --------------
DIVERSIFIED CONGLOMERATES (0.46%)
PPG Ind., Inc., 7.375%, 06/01/16                             175,000            174,086
Tenneco, Inc., 8.075%, 10/01/02                              100,000            102,604
                                                                         --------------
                                                                                276,690
                                                                         --------------
ELECTRONIC EQUIPMENT (0.65%)
Motorola, Inc., 6.50%, 3/01/08                               225,000            217,078
Texas Instruments, Inc., 6.875%, 7/15/00                     175,000            175,727
                                                                         --------------
                                                                                392,805
                                                                         --------------
FINANCIAL SERVICES (3.26%)
Allstate Corp., 6.75%, 05/15/18                              200,000            181,433
Associates Corp. of N.A., 6.50%, 10/15/02                    200,000            199,411
Chrysler Financial Co. LLC, 5.875%,  2/07/01                 170,000            169,459
Ford Motor Credit Co., 8.00%, 6/15/02                        225,000            232,949
G.E. Capital Corp., 5.50%, 11/01/01                          200,000            196,872
Hartford Life, Inc. 7.10%, 06/15/07                          175,000            171,930
Hartford Life, Inc., 7.65%, 06/15/27                         200,000            198,030
Lehman Bros. Holdings, 6.625%, 2/15/08                       100,000            104,245
Lehman Bros. Holdings, 8.875%, 3/01/02                       100,000             93,456
Merrill Lynch & Co., Inc., 6.25%, 1/15/06                    100,000             94,777
Merrill Lynch & Co., Inc., 8.00%, 6/01/07                    100,000            103,695
Morgan Stanley Dean Witter, 6.875%, 3/01/07                  225,000            220,490
                                                                         --------------
                                                                              1,966,747
                                                                         --------------
FOOD & BEVERAGE (1.40%)
Archer Daniels ADM., 7.125%, 03/01/13                        225,000            223,558
Campbell Soup Co., 6.90%, 10/15/06                           225,000            225,934
Heinz (H. J.) Co., 6.00%, 3/15/08                            225,000            212,856
Kroger Co., 7.00%, 05/01/18                                  200,000            181,625
                                                                         --------------
                                                                                843,973
                                                                         --------------
INSURANCE (0.63%)
International Lease Finance Corp., 7.00%, 05/15/00           100,000            100,583
International Lease Finance Corp., 8.875%, 4/15/01           100,000            103,724
Travelers Property Casualty Corp., 6.75%, 4/15/01            175,000            176,327
                                                                         --------------
                                                                                380,634
                                                                         --------------
INVESTMENT COMPANIES (0.37%)
Bear Stearns Co., Inc., 6.625%, 1/15/04                      225,000            220,680
                                                                         --------------
MEDICAL PRODUCTS (0.32%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                         200,000            195,868
                                                                         --------------
OFFICE EQUIPMENT (0.29%)
Xerox Corp., 7.20%, 04/01/16                                 175,000            173,185
                                                                         --------------
OIL & GAS (2.00%)
Atlantic Richfield Co., 8.25%, 02/01/22                      200,000            216,891
BP America, Inc., 9.375%, 11/01/00                           175,000            180,877
Chevron Capital USA, Inc., 7.45%, 8/15/04                    175,000            177,347
Dresser Industries, Inc., 6.25%, 6/01/00                     100,000            100,364
Mobil Corp., 8.375%, 2/12/01                                 175,000            179,718
Southern Union Co., 7.60%, 02/01/24                          175,000            166,219
Texaco Capital, Inc., 8.50%, 2/15/03                         175,000            185,953
                                                                         --------------
                                                                              1,207,369
                                                                         --------------
PAPER AND FOREST PRODUCTS (0.59%)
International Paper Co., 7.625%, 1/15/07                     185,000            188,061
Weyerhaeuser Co., 7.25%, 07/01/13                            175,000            170,361
                                                                         --------------
                                                                                358,422
                                                                         --------------
PHARMACEUTICAL (0.27%)
Bristol-Myers Squibb Co., 6.80%, 11/15/26                    175,000            165,616
                                                                         --------------
PIPELINES (0.30%)
Enron Corp., 8.25%, 09/15/12                                 175,000            183,671
                                                                         --------------
RAILROADS (0.69%)
Norfolk South Corp., 6.95%, 5/01/02                          225,000            225,736
Union Pacific Corp., 6.125%, 1/15/04                         200,000            193,453
                                                                         --------------
                                                                                419,189
                                                                         --------------
RETAIL STORES (1.50%)
Penney (J. C.) Co., Inc., 6.375%, 9/15/00                    100,000             99,668
Penney (J. C.) Co., Inc.,  7.25%, 4/01/02                    100,000            100,562
Rite Aid Corp., 6.875%, 08/15/13                             175,000            139,124
Safeway, Inc., 7.00%, 9/15/07                                200,000            195,445
Sears Roebuck & Co., 6.50%, 6/15/00                          200,000            200,481
Wal-Mart Stores, Inc., 5.875%, 10/15/05                      175,000            168,384
                                                                         --------------
                                                                                903,664
                                                                         --------------
TELECOMMUNICATIONS (2.14%)
AT&T Corp., 7.50%, 6/01/06                                   200,000            204,521
Bell Tel-Penn Co., 6.625%, 9/15/02                           175,000            175,723
GTE Florida, Inc., 6.86%, 02/01/28                           175,000            161,793
New York Telephone Co., 6.25%, 2/15/04                       100,000             98,620
New York Telephone Co., 7.25%, 02/15/24                      100,000             94,768
Pacific Bell, 6.25%, 3/01/05                                 100,000             97,992
Southern New England Telecommunications Corp.,
7.00%, 8/05                                                  100,000            101,323
US WEST Comm., 6 375%, 10/15/02                              225,000            223,751
WorldCom, Inc., 6.95%, 08/15/28                              140,000            130,260
                                                                         --------------
                                                                              1,288,751
                                                                         --------------
UTILITIES (2.28%)
Baltimore Gas & Electric Co., 8.375%, 8/15/01                175,000            181,228
Carolina Power & Light Co., 5.95%, 3/1/09                    200,000            183,620
Central Power & Light Co., 6.625%, 7/01/05                   220,000            216,820
Commonwealth Edison, 8.625%, 02/01/22                        150,000            152,462
Consolidated Edison, Inc., 7.60%, 1/15/00                    100,000            100,485
Consolidated Edison, Inc., 6.375%, 4/01/03                   100,000             99,312
Consolidated Natural Gas Co., 6.625%, 12/01/08               175,000            167,746
Duke Power Corp., 7.00%, 6/01/00                             100,000            100,470
Southern California Edison Co., 6.50%, 6/01/01               175,000            175,443
                                                                         --------------
                                                                              1,377,586
                                                                         --------------
WASTE MANAGEMENT (0.28%)
WMX Technologies Inc., 6.70%, 5/01/01                        175,000            170,705
                                                                         --------------
TOTAL CORPORATE BONDS (Cost $16,718,254)                                     15,709,458
                                                                         --------------

FOREIGN BONDS (6.28%)

FOREIGN CORPORATE BONDS (4.86%)
Abn Amro N.V., 7.55%, 6/28/06+                               225,000            226,718
Amoco Canada Petro Co., 7.25%, 12/01/02+                     200,000            202,628
Banque Paribas NY, 8.35%, 6/15/07+                           150,000            155,264
Bayerische Landesbk Ciro, 7.375%, 12/14/02+                  100,000            102,201
Bell Canada, 9.50%, 10/15/10+                                200,000            237,174
Cable & Wireless Communications PLC, 6.75%, 3/06/08+         175,000            178,106
Deutsche Bank Financial Inc., 6.70%, 12/31/06+               175,000            167,466
Dresdner Bank NY, 6.625%, 9/15/05+                           225,000            216,571
Hanson Over., 7.375%, 1/15/03+                               100,000            101,203
Lb Baden-Wuerttenberg, 7.625%, 02/01/23+                     200,000            204,663
Norsk Hydro, 6.70%, 01/15/18+                                175,000            153,891
Northern Telecommunications Co., 8.75%, 6/12/01+             100,000            103,679
Santander Financial Issuances, 7.875%, 04/15/05+             225,000            229,008
Sony Corp., 6.125%, 3/04/03+                                 225,000            222,440
Swiss Bank Corp. NY, 7.00%, 10/15/15+                        225,000            211,487
Toronto-Dominion Bank NY, 6.45%, 1/15/09+                    230,000            219,185
                                                                         --------------
                                                                              2,931,684
                                                                         --------------
FOREIGN GOVERNMENT REGIONAL (1.42%)
Nova Scotia, 7.25%, 07/27/13+                                100,000             99,726
Ontario, 6.125%, 6/28/00+                                    175,000            175,242
Province of Manitoba, 8.00%, 4/15/02+                        175,000            181,503
Province of Quebec, 6.50%, 01/17/06+                         225,000            219,886
Saskatchewan, 8.00%, 02/01/13+                               170,000            181,801
                                                                         --------------
                                                                                858,158
                                                                         --------------
TOTAL FOREIGN BONDS (Cost $4,037,635)                                         3,789,842
                                                                         --------------

U.S. TREASURY OBLIGATIONS (50.35%)

TREASURY BONDS (5.49%)
7.875%, 02/15/21                                           2,000,000          2,326,876
6.25%, 08/15/23                                            1,000,000            983,750
                                                                         --------------
                                                                              3,310,626
                                                                         --------------
TREASURY NOTES (44.86%)
6.25%, 8/31/00                                               600,000            604,500
6.50%, 5/31/01                                             1,700,000          1,722,312
7.875%, 8/15/01                                            2,500,000          2,596,875
7.50%, 11/15/01                                            1,400,000          1,450,750
6.375%, 8/15/02                                            4,200,000          4,268,250
5.75%, 08/15/03                                            1,700,000          1,694,687
7.25%, 5/15/04                                               900,000            949,219
7.50%, 02/15/05                                            1,800,000          1,923,750
6.50%, 8/15/05                                             2,550,000          2,608,969
6.25%, 2/15/07                                               200,000            201,813
6.625%, 5/15/07                                              600,000            618,938
4.75%, 11/15/08                                            1,200,000          1,092,750
7.50%, 11/15/16                                            2,600,000          2,878,689
8.125%, 08/15/19                                           2,000,000          2,368,126
6.75%, 08/15/26                                            2,000,000          2,093,126
                                                                         --------------
                                                                             27,072,754
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,643,345)                           30,383,380
                                                                         --------------

REPURCHASE AGREEMENTS (0.03%)
Fifth Third Bank, 4.68%, dated 09/30/99, due
10/01/99, repurchase price $14,192
(collateralized by FNMA Pool #313887, 7.00%,
due 11/01/17, market value $14,929 (Cost $14,190)             14,190             14,190
                                                                         --------------

TOTAL INVESTMENTS (Cost $63,311,058) (98.58%)                                59,484,655
OTHER ASSETS & LIABILITIES, NET (1.42%)                                         859,038
                                                                         --------------
NET ASSETS (100%)                                                           $60,343,693
                                                                         ==============

*Non-income producing investment.

+Denominated in U.S. Dollars.

ADR -- American Depository Receipt

Cost for federal income tax at September 30,
1999 was $63,311,058 and net unrealized
depreciation consisted of:
Gross unrealized appreciation                                                   $15,961
Gross unrealized depreciation                                                (3,842,364)
                                                                         --------------
Net unrealized depreciation                                                 $(3,826,403)
                                                                         ==============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 1999
---------------------------------------------------------------------------------------
                                                          Shares             Value
                                                      --------------     --------------
COMMON STOCK (99.80%)

ADVERTISING (0.31%)
Interpublic Group of Cos., Inc.                                4,804           $197,564
Omnicom Group, Inc.                                            2,760            218,557
                                                                         --------------
                                                                                416,121
                                                                         --------------
AEROSPACE (1.45%)
Alliedsignal, Inc.                                             7,132            427,473
BF Goodrich Co.                                                  161              4,668
Boeing Co.                                                    12,369            527,228
General Dynamics Corp.                                         2,320            144,854
Lockheed Martin Corp.                                          4,936            161,345
Northrop Grumman Corp.                                         1,130             71,825
Raytheon Co. Cl B                                              4,353            216,017
United Technologies Corp.                                      6,320            374,854
                                                                         --------------
                                                                              1,928,264
                                                                         --------------
AGRICULTURAL (0.35%)
Monsanto Co.                                                   8,431            300,880
Pioneer Hi-Bred International., Inc.                           4,305            171,392
                                                                         --------------
                                                                                472,272
                                                                         --------------
AIRLINES (0.32%)
AMR Corp.*                                                     2,884            157,177
Delta Air Lines, Inc.                                          2,300            111,550
Southwest Airlines Co.                                         8,176            124,172
US Airways Group, Inc.*                                        1,163             30,528
                                                                         --------------
                                                                                423,427
                                                                         --------------
APPAREL (0.20%)
Liz Claiborne, Inc.                                              450             13,950
Nike, Inc. - Cl B                                              3,702            210,550
Reebok International Ltd.*                                       100              1,069
VF Corp.                                                       1,488             46,127
                                                                         --------------
                                                                                271,696
                                                                         --------------
APPLIANCES (0.08%)
Maytag Corp.                                                     880             29,314
Whirlpool Corp.                                                1,134             74,063
                                                                         --------------
                                                                                103,377
                                                                         --------------
AUTO PARTS & EQUIPMENT (0.30%)
Autozone, Inc.*                                                1,887             52,954
Cooper Tire & Rubber Co.                                         330              5,815
Dana Corp.                                                     2,005             74,436
Delphi Automotive Systems Corp.                                7,784            125,031
Genuine Parts Co.                                              2,180             57,906
Pep Boys-Manny Moe & Jack                                        660              9,818
TRW Corp.                                                      1,545             76,864
                                                                         --------------
                                                                                402,824
                                                                         --------------
AUTOMOBILE MANUFACTURERS (1.11%)
Ford Motor Co.                                                16,438            824,982
General Motors Corp.                                           8,894            559,766
Navistar International Corp.*                                    620             28,830
Paccar, Inc.                                                   1,096             55,759
                                                                         --------------
                                                                              1,469,337
                                                                         --------------
BANKS (6.55%)
AmSouth Bancorp                                                1,750             41,016
Bank America Corp.                                            22,898          1,275,132
Bank of New York, Inc.                                        10,478            350,358
Bank One Corp.                                                15,814            550,525
Bankboston Corp.                                               3,698            160,401
BB&T Corp.                                                     4,030            130,471
Chase Manhattan Corp.                                         11,382            857,918
Comerica, Inc.                                                 1,808             91,530
Fifth Third Bancorp                                            3,808            231,693
First Union Corp.                                             13,174            468,500
Firstar Corp.                                                 11,911            305,219
Fleet Financial Group, Inc.                                    7,692            281,720
Golden West Financial Corp.                                    1,250            122,813
Huntington Bancshares, Inc.                                    3,102             82,397
J.P. Morgan & Co., Inc.                                        2,472            282,426
Keycorp                                                        6,330            163,393
Mellon Bank Corp.                                              6,900            232,875
National City Corp.                                            8,374            223,481
Northern Trust Corp.                                           1,820            151,970
PNC Bank Corp.                                                 3,965            208,906
Regions Financial Corp.                                        2,400             72,000
Republic New York Corp.                                        1,210             74,339
SouthTrust Corp.                                               1,700             60,988
State Street Boston Corp.                                      2,290            147,991
Summit Bancorp                                                 1,800             58,388
Summit Bancorp Rights*                                         1,800                 --
Suntrust Banks, Inc.                                           4,605            302,779
Synovus Financial Corp. Rights*                                  525                 --
U.S. Bancorp                                                   9,592            289,559
Union Planters Corp.                                           1,530             62,348
Wachovia Corp.                                                 3,382            265,910
Washington Mutual Financial Services, Inc.                     9,221            269,714
Wells Fargo & Co.                                             21,754            862,002
                                                                         --------------
                                                                              8,678,762
                                                                         --------------
BROADCASTING (1.01%)
CBS Corp.*                                                    15,076            697,265
Clear Channel Comm, Inc.*                                      6,650            531,169
Meredith Corp.                                                 2,948            107,049
                                                                         --------------
                                                                              1,335,483
                                                                         --------------
BUILDING (0.17%)
Armstrong World Industries, Inc.                                 460             20,671
Centex Corp.                                                     250              7,391
Louisiana-Pacific Corp.                                          970             15,156
Masco Corp.                                                    5,160            159,960
Owens Corning                                                    926             20,083
                                                                         --------------
                                                                                223,261
                                                                         --------------
BUILDING MAINTENANCE & SERVICE (0.04%)
Ecolab, Inc.                                                   1,416             48,321
                                                                         --------------
CHEMICALS (1.38%)
Air Products & Chemicals, Inc.                                 2,868             83,351
Dow Chemical Co.                                               3,021            343,261
Dupont De Nemours & Co.                                       14,414            877,452
Eastman Chemical Co.                                             860             34,400
Engelhard Corp.                                                  984             17,897
Great Lakes Chem Corp.                                           200              7,613
Hercules, Inc.                                                 1,153             33,005
International Flavors & Fragrance, Inc.                        3,046            105,087
Nalco Chemical Co.                                               560             28,280
Praxair, Inc.                                                  1,801             82,846
Rohm & Haas Co.                                                2,488             89,879
Sigma Aldrich Corp.                                            1,178             37,402
Union Carbide Corp.                                            1,346             76,470
W.R. Grace & Co.*                                                444              7,132
                                                                         --------------
                                                                              1,824,075
                                                                         --------------
COMMERCIAL SERVICES (0.14%)
Cendant Corp.*                                                10,146            180,092
                                                                         --------------
COMPONENTS (0.10%)
Johnson Controls, Inc.                                         1,024             67,904
Parker Hannifin Corp.                                          1,191             53,372
                                                                         --------------
                                                                                121,276
                                                                         --------------
COMPUTER HARDWARE (6.06%)
Apple Computer, Inc.*                                          2,069            130,994
Compaq Computer Corp.                                         21,430            491,551
Dell Computer Corp.*                                          31,692          1,325,122
EMC Corp.*                                                    12,796            914,114
Gateway 2000, Inc.*                                            3,970            176,417
Hewlett-Packard Co.                                           13,063          1,201,796
International Business Machines Corp.                         23,036          2,795,995
Seagate Technology, Inc.*                                      2,685             82,732
Sun Microsystems, Inc.*                                        9,826            913,818
                                                                         --------------
                                                                              8,032,539
                                                                         --------------
COMPUTER SERVICES & SOFTWARE (8.26%)
America Online, Inc.                                          13,810          1,436,240
Autodesk, Inc.                                                   500             10,938
Automatic Data Processing, Inc.                                9,180            409,658
BMC Software, Inc.*                                            2,860            204,669
Cabletron Systems, Inc.*                                       2,130             33,414
Ceridian Corp.*                                                1,930             48,009
Computer Associates International, Inc.                        7,005            429,056
Computer Sciences Corp.*                                       2,268            159,469
Compuware Corp.*                                               4,540            118,324
Data General Corp.*                                              730             15,376
Electronic Data Systems Corp.                                  7,140            377,974
First Data Corp.                                               6,011            263,733
Microsoft Corp.*                                              64,814          5,869,718
Network Appliance, Inc.*                                         840             60,165
Novell, Inc.*                                                  4,239             87,694
Oracle Corp.*                                                 18,118            824,369
Parametric Technology Corp.                                    3,230             43,605
PE Corp - PE Biosystems Group Rights*                             73                 --
PE Corp. - PE Biosystems Group                                 1,410            101,873
Peoplesoft, Inc.*                                              2,990             50,643
Silicon Graphics, Inc.*                                        2,625             28,711
Unisys Corp.*                                                  3,580            161,548
3Com Corp.*                                                    4,273            122,849
Adobe Systems, Inc.                                              720             81,720
                                                                         --------------
                                                                             10,939,755
                                                                         --------------
CONSUMER PRODUCTS (0.74%)
Alberto-Culver Co. Cl B                                          910             21,044
American Greetings Corp. Cl A                                  1,490             38,368
Jostens, Inc.                                                  1,140             21,803
The Clorox Co.                                                 4,432            169,524
The Unilever Group                                            10,470            713,269
Tupperware Corp.                                               1,001             20,270
                                                                         --------------
                                                                                984,278
                                                                         --------------
CONTAINERS (0.10%)
Bemis Co.                                                        115              3,896
Bemis Co., Rights*                                               115                 --
Crown Cork & Seal Co., Inc.                                    1,796             43,553
Owens Illinois, Inc.*                                          2,120             42,003
Sealed Air Corp.*                                                785             40,280
                                                                         --------------
                                                                                129,732
                                                                         --------------
COSMETICS & TOILETRIES (2.38%)
Avon Products, Inc.                                            3,888             96,471
Colgate-Palmolive Co.                                          9,108            416,691
Gillette Co.                                                  15,708            533,090
Kimberly Clark Corp.                                           7,416            389,340
Procter & Gamble Co.                                          18,342          1,719,563
                                                                         --------------
                                                                              3,155,155
                                                                         --------------
DIVERSIFIED CONGLOMERATES (5.44%)
Cooper Industries, Inc.                                          614             28,705
Corning, Inc.                                                  3,143            215,492
Danaher Corp.                                                  1,660             87,461
Eaton Corp.                                                      880             75,955
General Electric Co.                                          42,116          4,993,378
Illinois Tool Works, Inc.                                      3,646            271,855
ITT Industries, Inc.                                           1,258             40,020
National Service Industries, Inc.                                550             17,325
PPG Industries, Inc.                                           2,405            144,300
Tenneco, Inc.                                                  2,248             38,216
Textron, Inc.                                                  2,650            205,044
Tyco International Ltd.                                       10,584          1,092,798
                                                                         --------------
                                                                              7,210,549
                                                                         --------------
ELECTRONIC EQUIPMENT (4.60%)
Advanced Micro Devices, Inc.*                                  1,909             32,811
Applied Materials, Inc.*                                       4,670            363,676
Emerson Electric Co.                                           5,676            358,652
Intel Corp.                                                   42,282          3,142,081
KLA-Tencor Corp.*                                                980             63,700
LSI Logic Corp.*                                               1,715             88,323
Micron Technology, Inc.*                                       3,138            208,873
Motorola Rights Exp. 11/08/08                                  2,670                 --
Motorola, Inc.                                                 7,840            689,920
National Semiconductor Corp.*                                  2,180             66,490
Solectron Corp.*                                               3,170            227,646
Tektronix, Inc.                                                  460             15,410
Texas Instruments, Inc.                                       10,054            826,942
Thomas & Betts Corp.                                             245             12,495
                                                                         --------------
                                                                              6,097,019
                                                                         --------------
ENGINEERING (0.03%)
Fluor Corp.                                                      850             34,213
                                                                         --------------
ENTERTAINMENT & LEISURE (0.17%)
Brunswick Corp.                                                1,744             43,382
Hasbro, Inc. Rights*                                           1,125                 --
Hasbro, Inc.                                                   3,175             68,064
Mattel, Inc.                                                   5,941            112,879
                                                                         --------------
                                                                                224,325
                                                                         --------------
FINANCIAL SERVICES (5.16%)
American Express Co.                                           5,636            758,747
Associates First Capital Corp.                                 9,702            349,272
Capital One Financial Corp.                                    2,290             89,310
Citigroup, Inc.                                               42,564          1,872,816
Countrywide Credit Industries, Inc.                            1,030             33,218
Deluxe Corp.                                                   2,617             88,978
Dun & Bradstreet Corp.                                         2,606             77,854
Equifax, Inc.                                                  1,930             54,281
Fannie Mae                                                    13,931            873,300
Federal Home Loan Mortgage Corp.                               9,448            491,296
H.R. Block, Inc.                                               1,060             46,044
Household International, Inc.                                  6,379            255,957
Lehman Brothers Holding, Inc.                                  1,290             75,223
MBNA Corp.                                                    10,575            241,242
Morgan Stanley Dean Witter & Co.                               7,587            676,666
Paine Webber Group, Inc.                                       1,430             51,838
Paychex, Inc.                                                  3,395            115,854
Providian Financial Corp.                                      1,756            139,053
Schwab (Charles) Corp.                                        10,240            344,960
Service Corporation International                              3,972             41,954
SLM Holding Corp.                                              1,840             79,120
Synovus Financial Corp.                                        3,735             69,798
                                                                         --------------
                                                                              6,826,781
                                                                         --------------
FOOD & BEVERAGE (3.13%)
Albertson's, Inc.                                              7,092            280,577
Archer-Daniels Midland Co.                                    15,221            185,506
Best Foods Co.                                                 6,448            312,728
Campbell Soup Co.                                              8,514            333,110
General Mills, Inc.                                            4,114            333,748
Great Atlantic & Pacific Tea Co., Inc.                           910             27,584
Heinz (H.J.) Co.                                               8,297            356,771
Hershey Foods Corp.                                            3,260            158,721
Kellogg Co.                                                    8,970            335,814
Kroger Co.*                                                   14,164            312,493
Nabisco Group Holdings Corp.                                  10,580            158,700
Quaker Oats Co.                                                3,781            233,949
Ralston-Ralston Purina Group                                   5,588            155,416
Safeway, Inc.*                                                 7,020            267,199
Supervalu, Inc.                                                3,620             78,961
Sysco Corp.                                                    7,608            266,756
Winn Dixie Stores, Inc.                                        3,000             89,063
Wm. Wrigley Jr. Co.                                            3,695            254,262
                                                                         --------------
                                                                              4,141,358
                                                                         --------------
FOREST & PAPER PRODUCTS (0.62%)
Boise Cascade Corp.                                              485             17,672
Champion Int'l Corp.                                           1,222             62,780
Fort James Corp.                                               2,602             69,441
Fort James Corp. Rights                                          822                 --
Georgia-Pacific Group                                          1,966             79,623
International Paper Co.                                        5,350            257,134
Potlatch Corp.                                                   120              4,943
Temple Inland, Inc.                                              710             42,955
The Mead Corp.                                                 1,040             35,750
Westvaco Corp.                                                 1,136             29,110
Weyerhaeuser Co.                                               2,864            165,038
Willamette Ind., Inc.                                          1,406             60,634
                                                                         --------------
                                                                                825,080
                                                                         --------------
HEALTHCARE SERVICES (0.52%)
Alza Corp. Cl A*                                               1,140             48,806
Columbia/HCA Healthcare Corp.                                  8,612            182,467
HCR Manor Care, Inc.*                                          1,785             30,680
Healthsouth Rehabilitation Corp.*                              5,860             35,526
MeKesson HBOC, Inc.                                            3,499            101,471
Tenet Healthcare Corp.*                                        4,813             84,528
United Healthcare Corp.                                        2,810            136,812
Wellpoint Health Networks, Inc.*                               1,240             70,680
                                                                         --------------
                                                                                690,970
                                                                         --------------
HOME FURNISHINGS (0.09%)
Newell Rubbermaid, Inc.                                        4,288            122,476
                                                                         --------------
HOTELS (0.16%)
Hilton Hotels Corp.                                            5,520             54,510
Marriott International, Inc.                                   4,973            162,555
                                                                         --------------
                                                                                217,065
                                                                         --------------
INDUSTRIAL (0.70%)
Black & Decker Corp.                                           1,121             51,216
Case Corp.                                                       808             40,249
Caterpillar, Inc.                                              4,632            253,892
Crane Co.                                                        260              5,834
Cummins Engine Co., Inc.                                         300             14,944
Deere & Co.                                                    3,028            117,146
Dover Corp.                                                    2,660            108,728
Grainger (W. W.), Inc.                                           590             28,357
Grainger, (W.W.) Rights*                                         190                 --
Ingersoll-Rand Co.                                             2,243            123,225
McDermott International, Inc.                                    440              8,910
Rockwell International Corp.                                   2,386            125,265
Snap-On, Inc.                                                    560             18,200
Thermo Electron Corp.*                                         2,082             27,977
                                                                         --------------
                                                                                923,943
                                                                         --------------
INSURANCE (3.05%)
Aetna Life & Casualty, Inc.                                    2,164            106,577
AFLAC, Inc.                                                    3,430            143,631
Allstate Corp Rights*                                          2,926                 --
Allstate Corp.                                                10,166            253,515
American General Corp.                                         3,547            224,126
American International Group, Inc.                            20,697          1,799,345
Aon Corp.                                                      3,304             97,675
Chubb Corp Rights*                                               730                 --
Chubb Corp.                                                    1,790             89,164
Cigna Corp.                                                    2,498            194,220
Cincinnati Financial Corp.                                     2,200             82,569
Conseco Co., Inc.                                              3,316             64,040
Hartford Financial Services Group, Inc.                        2,728            111,507
Humana, Inc.*                                                  2,525             17,359
Jefferson Pilot Corp.                                          2,119            133,894
Lincoln National Corp.                                         2,208             82,938
Marsh & McLennan Co., Inc.                                     3,963            271,466
MBIA, Inc.                                                       780             36,368
MGIC Investment Corp.                                            920             43,930
MGIC Investment Corp. Rights*                                    920                 --
Progressive Corp.                                                960             78,420
Safeco Corp.                                                   1,259             35,252
Saint Paul Cos.                                                2,640             72,600
Torchmark Corp.                                                1,210             31,309
Unum Corp.                                                     2,630             77,421
                                                                         --------------
                                                                              4,047,326
                                                                         --------------
INVESTMENT COMPANIES (0.34%)
Bear Stearns Cos., Inc.                                          988             37,976
Franklin Resources, Inc.                                       3,090             95,018
Merrill Lynch & Co.                                            4,652            312,556
                                                                         --------------
                                                                                445,550
                                                                         --------------
MEDICAL DRUGS (1.22%)
Schering-Plough Corp.                                         19,320            842,835
Warner-Lambert Co.                                            11,662            774,065
                                                                         --------------
                                                                              1,616,900
                                                                         --------------
MEDICAL PRODUCTS (9.28%)
Abbott Labs                                                   21,036            773,073
Allergan, Inc.                                                   760             83,600
American Home Products Corp.                                  17,530            727,495
Amgen, Inc.*                                                   6,580            536,270
Bausch & Lomb, Inc.                                              925             60,992
Baxter International., Inc.                                    4,713            283,958
Becton, Dickinson & Co.                                        3,960            111,128
Biomet, Inc.                                                   1,660             43,679
Boston Scientific Corp.*                                       5,262            129,906
Bristol-Myers Squibb Co.                                      26,968          1,820,340
C R Bard, Inc.                                                   630             29,649
Cardinal Health, Inc.                                          3,600            196,200
Guidant Corp.                                                  4,276            229,301
IMS Health, Inc.                                               4,252             96,999
Johnson & Johnson                                             18,246          1,676,351
Lilly (Eli) & Co.                                             15,120            967,680
Mallinckrodt, Inc.                                             1,140             34,414
Medtronic, Inc.                                               16,832            597,536
Merck & Co.                                                   31,440          2,037,705
Pfizer, Inc.                                                  50,454          1,813,191
Shared Medical Systems, Inc.                                     190              8,883
St. Jude Medical, Inc.*                                        1,157             36,446
                                                                         --------------
                                                                             12,294,796
                                                                         --------------
METALS (0.57%)
Alcan Aluminum Ltd.                                            4,107            128,344
Alcoa, Inc.                                                    5,024            311,802
Asarco, Inc.                                                   1,630             43,704
Freeport-McMoran Copper & Gold, Inc.                           1,590             24,744
Inco Ltd.                                                      3,457             73,893
Phelps Dodge Corp.                                               650             35,791
Placer Dome, Inc.                                              4,407             65,554
Reynolds Metals Co.                                              977             58,986
Timken Co.                                                       670             10,804
                                                                         --------------
                                                                                753,622
                                                                         --------------
MINING AND BUILDING MATERIALS (0.17%)
Barrick Gold Corp.                                             4,301             93,547
Cyprus Amax Minerals Co.                                       2,540             49,848
Homestake Mining Co.                                           3,400             31,238
Newmont Mining Corp.                                           1,978             51,181
                                                                         --------------
                                                                                225,814
                                                                         --------------
MISCELLANEOUS MANUFACTURING (0.61%)
Ball Corp.                                                       290             12,778
Honeywell, Inc.                                                1,470            163,629
Millipore Corp.                                                  350             13,147
Minnesota Mining & Manufacturing Co.                           5,982            574,646
NACCO Industries, Inc. Class A                                   110              7,686
Pall Corp.                                                     1,479             34,294
                                                                         --------------
                                                                                806,180
                                                                         --------------
OFFICE EQUIPMENT (0.66%)
Avery Dennison Corp.                                           1,331             70,210
Ikon Office Solutions, Inc.                                    2,002             21,396
Lexmark International Group, Inc. Class A                      1,560            125,580
Office Depot, Inc.*                                            4,880             49,715
Pitney Bowes, Inc.                                             3,854            234,853
Xerox Corp.                                                    8,732            366,198
                                                                         --------------
                                                                                867,952
                                                                         --------------
OIL & GAS (6.49%)
Amerada Hess Corp.                                             1,308             80,115
Anadarko Petro Corp.                                             950             29,034
Apache Corp.                                                     840             36,278
Ashland, Inc.                                                    345             11,601
Atlantic Richfield Co.                                         4,972            440,644
Baker Hughes, Inc.                                             3,540            102,660
Burlington Resources, Inc.                                     1,737             63,835
Chevron Oil Corp.                                              9,507            843,746
Chevron, Inc.                                                  3,007                 --
Exxon Corp.                                                   31,698          2,407,067
Halliburton Co.                                                5,078            208,198
Kerr-McGee Corp.                                                 970             53,411
Mobil Corp.                                                   10,166          1,024,225
Occidental Petroleum Corp.                                     5,063            117,082
Phillips Petroleum Co.                                         2,814            137,183
Royal Dutch Petroleum Co.                                     27,930          1,649,616
Schlumberger, Ltd.                                             7,010            436,811
Sempra Energy                                                  3,995             83,146
Sunoco., Inc.                                                    640             17,520
Texaco, Inc.                                                   7,492            472,933
The Coastal Corp.                                              2,470            101,116
Union Pacific Resources Group, Inc.                            3,481             55,914
Unocal Corp.                                                   2,682             99,402
USX Marathon Group, Inc.                                       4,236            123,903
                                                                         --------------
                                                                              8,595,440
                                                                         --------------
PAINT & RELATED PRODUCTS (0.03%)
Sherwin Williams Co.                                           1,966             41,163
                                                                         --------------
PHARMACEUTICALS (0.28%)
Pharmacia & Upjohn, Inc.                                       6,934            344,100
Watson Pharmaceuticals, Inc.*                                    950             29,034
                                                                         --------------
                                                                                373,134
                                                                         --------------
PHOTOGRAPHY EQUIPMENT (0.34%)
Eastman Kodak Co.                                              5,704            430,296
Polaroid Corp.                                                   840             21,840
                                                                         --------------
                                                                                452,136
                                                                         --------------
PIPELINES (0.57%)
Consolidated National Gas Co.                                  1,171             73,041
Enron Corp.                                                    9,572            394,845
Sonat, Inc.                                                    2,016             80,010
Williams Cos., Inc.                                            5,690            213,019
                                                                         --------------
                                                                                760,915
                                                                         --------------
PRINTING (0.08%)
R.R. Donnelley & Sons Co.                                      3,648            105,336
                                                                         --------------
PUBLISHING (1.24%)
Dow Jones & Co.                                                2,385            127,299
Gannett, Inc.                                                  7,884            545,474
Knight-Ridder, Inc.                                            1,889            103,659
McGraw-Hill Cos., Inc.                                         4,000            193,500
New York Times Co. Cl A                                        4,484            168,150
Times Mirror Co. Cl A                                          2,288            150,579
Tribune Co.                                                    7,240            360,190
                                                                         --------------
                                                                              1,648,851
                                                                         --------------
RETAIL STORES (5.85%)
Best Buy Co., Inc.*                                            2,570            159,501
Circuit City Stores, Inc.                                      2,770            116,859
Consolidated Stores Corp.*                                     1,330             29,343
Costco Cos., Inc.*                                             3,240            233,280
CVS Corp.                                                      5,444            222,183
Dayton Hudson Corp.                                            6,064            364,219
Dillard's, Inc.                                                1,090             22,141
Dollar General Corp.                                           2,897             89,445
Federated Department Stores, Inc.*                             2,427            106,030
Gap, Inc.                                                     11,245            359,840
Harcourt General, Inc.                                         1,544             64,269
Home Depot, Inc.                                              19,466          1,335,854
J.C. Penney Co.                                                3,747            128,803
K-Mart Corp.*                                                  6,188             72,322
Kohl's Corp.*                                                  2,440            161,345
Longs Drug Stores Corp.                                          420             12,548
Lowe's Cos.                                                    4,988            243,165
May Department Store Co.                                       4,578            166,811
Nordstrom, Inc.                                                1,900             51,300
Rite Aid Corp.                                                 3,392             46,852
Sears, Roebuck & Co.                                           5,074            159,197
Staples, Inc.*                                                 6,170            134,583
Tandy Corp.                                                    2,460            127,151
The Limited, Inc.                                              2,785            106,526
TJX Companies, Inc.                                            4,120            115,618
Too, Inc.*                                                       397              7,121
Toys 'R' Us, Inc.*                                             3,481             52,215
Wal Mart Stores, Inc.                                         57,158          2,718,577
Walgreen Co.                                                  13,446            341,192
                                                                         --------------
                                                                              7,748,290
                                                                         --------------
STEEL (0.14%)
Allegheny Teledyne, Inc.                                       2,633             44,432
Bethlehem Steel Corp.*                                         2,390             17,626
Nucor                                                          1,311             62,436
USX-U.S. Steel Group, Inc.                                     1,213             31,235
Worthington Industries, Inc.                                   1,410             23,970
                                                                         --------------
                                                                                179,699
                                                                         --------------
TELECOMMUNICATIONS (14.11%)
ADC Telecommunications, Inc.*                                  1,120             46,970
Alltel Corp.                                                   4,078            286,989
Ameritech Corp.                                               15,016          1,008,888
Andrew Corp.*                                                    412              7,159
AT &T Corp.                                                   41,570          1,808,295
Bell Atlantic Corp.                                           20,936          1,409,255
Bellsouth Corp.                                               25,486          1,146,870
CenturyTel, Inc.                                               1,620             65,813
Cisco Systems, Inc.                                           40,744          2,793,511
General Instrument Corp.*                                      1,959             94,277
Global Crossing Ltd.                                           4,413            116,945
GTE Corp.                                                     13,696          1,052,880
Harris Corp.                                                     710             19,614
Lucent Technologies, Inc.                                     38,481          2,496,455
MCI Worldcom, Inc.*                                           23,953          1,721,622
Nextel Communications Cl A*                                    4,040            273,963
Nortel Networks Corp.                                         17,574            896,274
QUALCOMM, Inc.*                                                1,780            336,754
SBC Communications, Inc.                                      25,694          1,312,000
Scientific Atlanta, Inc.                                         680             33,702
Sprint Corp.                                                  11,642            631,579
Sprint Corp. (PCS Group)                                       6,010            448,121
Tellabs, Inc.*                                                 4,832            275,122
U S West, Inc.                                                 7,245            413,416
                                                                         --------------
                                                                             18,696,474
                                                                         --------------
TIRE & RUBBER (0.07%)
Goodyear Tire & Rubber Co.                                     1,950             93,844
                                                                         --------------
TOOLS (0.02%)
Stanley Works                                                    840             21,158
                                                                         --------------
TRANSPORTATION (0.54%)
Burlington Northern Santa Fe Corp.                             5,064            139,260
CSX Corp.                                                      2,475            104,878
FDX Corp.*                                                     3,726            144,383
Kansas City Southern Industries, Inc.                          1,160             53,868
Laidlaw, Inc.                                                  4,940             33,345
Norfolk Southern Corp.                                         4,316            105,742
Union Pacific Corp.                                            2,833            136,161
                                                                         --------------
                                                                                717,637
                                                                         --------------
TRUCKING & LEASING (0.02%)
Ryder Systems, Inc.                                            1,280             26,080
                                                                         --------------
UTILITIES (2.33%)
AES Corp.                                                      2,500            147,500
Ameren Corp.                                                   1,918             72,524
American Electric Power Co.                                    2,937            100,225
Carolina Power & Light Co.                                     2,074             73,368
Central & Southwest Corp.                                      3,086             65,192
Cinergy Corp.                                                  1,904             53,907
CMS Energy Corp.                                               1,200             40,725
Consolidated Edison, Inc.                                      3,449            143,134
Constellation Energy Group                                     2,009             56,503
Dominion Resources, Inc.                                       2,094             94,492
DTE Energy Co.                                                 1,919             69,324
Duke Energy Co.                                                4,863            268,073
Edison International                                           5,376            130,703
Entergy Corp.                                                  3,335             96,507
Firstenergy Corp.                                              3,145             80,197
Florida Progress Corp.                                           980             45,324
FPL Group, Inc.                                                2,329            117,323
GPU, Inc.                                                        575                 --
GPU, Inc. Rights                                               1,235             40,291
New Century Energies, Inc.                                     1,310             43,802
Niagara Mohawk Power Corp.*                                    3,710             57,272
NICOR, Inc.                                                      390             14,503
Northern States Power-Mn Co.                                   1,580             34,069
Pacificorp                                                     5,286            106,380
PECO Energy Co.                                                2,546             95,475
Peoples Energy Corp.                                             350             12,316
PG&E Corp.                                                     6,099            157,812
PP&L Resource, Inc.                                            1,385             37,480
Public Service Enterprise, Inc.                                3,417            131,981
Reliant Energy, Inc.                                           5,360            145,054
Southern Co.                                                  10,860            279,645
Texas Utilities Co.                                            4,421            164,959
Unicom Corp.                                                   2,952            109,040
                                                                         --------------
                                                                              3,085,100
                                                                         --------------
WASTE MANAGEMENT (0.12%)
Waste Management Services, Inc.                                8,063            155,211
                                                                         --------------
TOTAL COMMON STOCK (Cost $132,460,266)                                      132,212,434
                                                                         --------------

REPURCHASE AGREEMENTS (0.07%)
Fifth Third Bank, 4.68%, dated 09/30/99, due
10/01/99, repurchase price $93,071
(collateralized by FNMA Pool #313887,
7.00%, due 11/01/17, market value $95,550
(Cost $93,059)                                                                   93,059
                                                                         --------------

TOTAL INVESTMENTS (Cost $132,553,325) (99.87%)                              132,305,493
OTHER ASSETS & LIABILITIES, NET (0.13%)                                         176,380
                                                                         --------------
NET ASSETS (100%)                                                          $132,481,873
                                                                         ==============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at September 30, 1999 was
$132,582,954 and net unrealized depreciation
consisted of:
Gross unrealized appreciation                                                $8,575,194
Gross unrealized depreciation                                                (8,852,655)
                                                                         --------------
Net unrealized depreciation                                                   $(277,461)
                                                                         ==============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 1999
---------------------------------------------------------------------------------------
                                                          Shares             Value
                                                      --------------     --------------
COMMON STOCK (99.91%)

ADVERTISING (0.60%)
Ha-Lo Industries, Inc.*                                        8,570            $53,562
True North Communications, Inc.                                9,549            347,345

                                                                         --------------
                                                                                400,907
                                                                         --------------
AEROSPACE (0.82%)
AAR Corp.                                                      6,022            108,396
Alliant Techsystems, Inc.*                                     2,623            181,807
BE Aerospace, Inc.*                                            5,480             65,417
Kaman Corp. Cl A                                               4,593             58,561
Orbital Sciences Corp.*                                        8,062            141,085
                                                                         --------------
                                                                                555,266
                                                                         --------------
AGRICULTURAL (0.50%)
Agribrands International, Inc.*                                2,580            128,032
Delta & Pine Land Co.                                          8,146            210,778
                                                                         --------------
                                                                                338,810
                                                                         --------------
AIRLINES (0.27%)
Atlantic Coast Airlines Holdings*                              3,690             65,497
Skywest, Inc.                                                  5,320            116,707
                                                                         --------------
                                                                                182,204
                                                                         --------------
APPAREL (1.44%)
Authentic Fitness Corp.                                        4,943             86,811
K-Swiss, Inc. Cl A                                             2,460             77,644
Kellywood Co.                                                  6,300            138,600
Nautica Enterprises, Inc.                                      7,636            123,130
Oshkosh B'Gosh, Inc. Cl A                                      4,320             68,985
Oxford Industries, Inc.                                        3,170             68,353
Phillips-Van Heusen Corp.                                      4,780             42,422
Quiksilver, Inc.*                                              4,590             83,767
Timberland Co. Cl A                                            4,958            193,672
Wolverine World Wide, Inc.                                     8,148             92,684
                                                                         --------------
                                                                                976,068
                                                                         --------------
AUTO PARTS & EQUIPMENT (1.41%)
Discount Auto Parts, Inc.*                                     4,101             66,129
O'Reilly Automotive, Inc.*                                     5,450            259,727
Standard Motor Products, Inc.                                  3,956             76,895
Standard Products Co.                                          4,802            169,871
Standard Products Co. Rights*                                  4,602                 --
Tower Automotive, Inc.*                                        9,940            196,936
Wabash National Corp.                                          6,050            122,891
Wynns International, Inc.                                      3,930             62,634
                                                                         --------------
                                                                                955,083
                                                                         --------------
BANKS (6.95%)
Anchor Bancorp Wisconsin, Inc.                                 3,360             54,600
Banknorth Group, Inc.                                          5,520            164,910
Carolina First Corp.                                           4,840             95,893
Centura Banks, Inc.                                            6,606            273,323
Commerce Bancorp, Inc.                                         5,948            246,842
Commercial Federal Corp.                                      12,370            242,761
Community First Bankshares                                     6,690            112,894
Cullen Frost Bankers, Inc.                                    12,462            311,550
Downey Financial Corp.                                         5,706            114,833
First Bancorp Puerto Rico                                      4,820             96,701
First Merit Corp.                                             16,672            423,052
First Midwest Bancorp                                          6,790            259,293
Hudson United Bancorp                                          9,052            278,915
JSB Financial, Inc.                                            3,415            195,509
MAF Bancorp, Inc.                                              4,680             93,015
Premier Bancshares, Inc.                                       4,340             75,950
Provident Bankshares Corp.                                     5,565            118,430
Queens County Bancorp, Inc.                                    4,105            113,401
Riggs National Corp.                                           5,966            100,676
Silicon Valley Bancshares                                      4,270            103,014
Susquehanna Bancshares, Inc.                                   5,945            102,551
Trustco Bank Corp.                                             4,448            131,355
United Bankshares, Inc.                                        8,160            198,390
US Trust Corp.                                                 3,872            311,212
UST Corp.                                                      8,790            270,292
Whitney Holdings Corp.                                         5,988            205,837
                                                                         --------------
                                                                              4,695,199
                                                                         --------------
BROADCASTING (0.86%)
Allen Telecommunications, Inc.*                                5,150             50,212
P-Com, Inc.*                                                  10,570             73,990
Powerwave Technologies, Inc.*                                  4,260            205,412
Westwood One, Inc.*                                            5,565            251,121
                                                                         --------------
                                                                                580,735
                                                                         --------------
BUILDING (3.99%)
ABM Industries, Inc.                                           4,820            122,307
Apogee Enterprises, Inc.                                       5,680             39,938
Butler Manufacturing Co.                                       3,045             79,931
Champion Enterprises, Inc.*                                    9,615             86,535
D. R. Horton, Inc.                                            12,077            156,246
Dycom Industries, Inc.*                                        5,350            225,703
Eagle Hardware & Garden, Inc.*                                   315                118
Elcor Corp.                                                    4,240            106,000
Florida Rock Industries, Inc.                                  4,140            143,865
Florida Rock Industries, Inc. Rights*                          4,140                 --
Hughes Supply, Inc.                                            5,395            117,341
Insituform Technologies Cl A*                                  4,670            116,750
Lone Star Industries, Inc.                                     4,962            247,480
MDC Holdings, Inc.                                             3,780             61,189
Morrison-Knudsen Corp.*                                        7,740             79,819
Oakwood Homes Corp.                                            9,638             43,371
Ryland Group, Inc.                                             4,489            102,125
Service Experts, Inc.*                                         4,460             46,272
Simpson Manufacturing Co.                                      2,790            130,781
Skyline Corp.                                                  3,130             80,402
Standard Pacific Corp.                                         6,320             64,780
Stone & Webster, Inc.                                          4,830            135,240
Thor Industries, Inc.                                          4,200            107,100
TJ International, Inc.                                         4,214            105,877
TJ International, Inc. Rights*                                 4,214                 --
Toll Brothers, Inc.                                            7,295            139,061
Universal Forest Products, Inc.                                4,080             53,295
US Home Corp.*                                                 3,868            107,579
                                                                         --------------
                                                                              2,699,105
                                                                         --------------
BUILDING PRODUCTS (0.35%)
Republic Group, Inc.                                           2,760             38,467
Texas Industries, Inc.                                         5,340            197,580
                                                                         --------------
                                                                                236,047
                                                                         --------------
CHEMICALS (1.45%)
Cambrex Corp.                                                  6,004            158,731
Chemfirst, Inc.                                                5,317            145,221
MacDermid, Inc.                                                5,070            172,697
McWhorter Technologies, Inc.*                                  2,820             41,595
Mississippi Chemical Corp.                                     5,108             35,756
OM Group, Inc.                                                 5,761            221,078
Quaker Chemical Corp.                                          3,480             57,855
The Geon Co.                                                   5,585            143,814
                                                                         --------------
                                                                                976,747
                                                                         --------------
COMMERCIAL SERVICES (1.68%)
Central Parking Corp.                                          7,795            228,004
DBT Online, Inc.*                                              4,020            100,249
Insurance Auto Auctions, Inc.*                                 2,610             38,824
Kroll-O'Gara Co.                                               4,960             82,770
Lason, Inc. *                                                  4,190            186,586
NFO Worldwide, Inc.*                                           4,220             53,805
Plexus Corp.*                                                  3,750            114,844
Prepaid Legal Services, Inc.*                                  4,910            193,331
Primark Corp.*                                                 4,859            138,178
                                                                         --------------
                                                                              1,136,591
                                                                         --------------
COMPONENTS (1.92%)
Alpha Industries, Inc.*                                        3,940            222,241
C-COR Electronics, Inc.*                                       2,540             77,153
C-COR Electronics, Inc. Rights*                                2,370                 --
Checkpoint Systems, Inc.*                                      5,510             51,312
Coherent, Inc.*                                                5,570            124,281
Dionex Corp.*                                                  4,718            201,694
Electro Scientific Industries, Inc.*                           2,970            158,245
Harman International Industries, Inc.                          4,320            181,710
Silicon Valley Group, Inc.*                                    6,660             78,671
Vicor Corp.                                                    8,639            195,996
                                                                         --------------
                                                                              1,291,303
                                                                         --------------
COMPUTER HARDWARE (0.55%)
Hutchinson Technology, Inc.*                                   5,520            149,040
InterVoice, Inc.*                                              5,360             59,295
Kronos, Inc.*                                                  3,180            116,666
Read Rite Corp.*                                              10,015             46,945
                                                                         --------------
                                                                                371,946
                                                                         --------------
COMPUTER SERVICES & SOFTWARE (9.33%)
Acxiom Corp.*                                                 16,204            318,511
American Management Systems, Inc.*                             8,258            211,870
Analysts International Corp.                                   4,285             44,457
Anixter International, Inc.*                                   7,876            183,117
Aspen Technologies, Inc.*                                      5,120             49,920
Auspex Systems, Inc.*                                          4,990             44,286
Avid Technology, Inc.*                                         5,540             72,713
Bisys Group, Inc.*                                             5,451            255,686
BMC Software, Inc.*                                            4,810             59,223
ChoicePoint, Inc.*                                             3,110            209,536
Ciber, Inc.*                                                  11,000            168,437
Computer Task Group, Inc.                                      4,540             66,965
Dendrite International, Inc.*                                  5,190            245,227
Digi International Inc.*                                       3,600             39,375
Factset Research Systems, Inc.                                 3,250            184,844
Fair Issac & Co.                                               3,219             90,333
FileNet Corp.*                                                 6,192             66,177
Harbinger Corp.*                                               8,180            138,037
HNC Software, Inc.*                                            5,580            221,456
Hyperion Solutions Corp.*                                      6,836            150,392
Inter Tel, Inc.                                                5,350             94,962
Macromedia, Inc.*                                              8,700            355,612
Mercury Interactive Corp.*                                     7,570            488,738
Midway Games, Inc.*                                            7,060            111,195
National Data Corp.                                            7,046            183,196
National Instrument Corp.*                                    10,155            358,916
Progress Software Corp.*                                       3,798            119,162
QRS Corp.*                                                     2,770            177,626
RSA Security, Inc.*                                            8,410            223,391
SEI Investments Co.                                            3,641            325,073
Technology Solutions Co.*                                      7,205            101,771
Vantive Corp.*                                                 5,680             49,345
Visio Corp.*                                                   6,370            250,022
Whittman-Hart, Inc.*                                          10,930            423,880
Xircom, Inc.*                                                  5,100            217,706
                                                                         --------------
                                                                              6,301,157
                                                                         --------------
COMPUTER SYSTEMS (1.39%)
Apex, Inc.*                                                    4,000             74,750
Clarify, Inc.*                                                 4,680            235,462
Jack Henry & Associates                                        4,201            155,174
Micros Systems, Inc.*                                          3,640            147,420
National Computer Systems, Inc.                                6,156            236,044
S3, Inc.*                                                      8,920             93,103
                                                                         --------------
                                                                                941,953
                                                                         --------------
CONSULTING SERVICES (0.37%)
Inacom Corp. *                                                 8,931             82,054
Remedy Corp.*                                                  5,830            165,426
                                                                         --------------
                                                                                247,480
                                                                         --------------
CONSUMER PRODUCTS (0.92%)
FOSSIL, Inc.*                                                  6,520            176,447
Information Resources, Inc.*                                   4,330             47,901
Russ Berrie and Co.                                            5,428            113,649
Scotts Co.*                                                    4,329            149,892
Toro Co.                                                       3,639            136,008
                                                                         --------------
                                                                                623,897
                                                                         --------------
CONTAINERS (0.11%)
Shorewood Packaging Corp.                                      5,483             74,363
                                                                         --------------
COSMETICS & TOILETRIES (0.20%)
Kimberly-Clark Corp.                                           2,602            136,605
                                                                         --------------
DISTRIBUTION WHOLESALE (0.63%)
Aviation Sales Co.*                                            2,970             56,430
Brightpoint, Inc.*                                            10,210             74,342
Insight Enterprises, Inc.*                                     5,400            175,500
Owens & Minor, Inc. Holding Co.                                5,754             55,382
Watsco, Inc.                                                   5,865             66,714
                                                                         --------------
                                                                                428,368
                                                                         --------------
DIVERSIFIED CONGLOMERATES (1.87%)
AMCOL International Corp.                                      3,100             45,725
Blount International, Inc. Cl A                                  299              4,037
Chemed Corp.                                                   5,115            154,729
Clarcor, Inc.                                                  5,220             87,761
Mascotech, Inc.                                               10,090            163,332
Myers Industries, Inc.                                         4,576             81,224
Roper Industries, Inc.                                         6,576            251,532
SPS Technologies, Inc.*                                        3,198            121,324
Standex International Corp.                                    3,850            103,950
Tredegar Industries, Inc.                                      7,384            157,833
Tredegar Industries, Inc. Rights*                              7,384                 --
Volt Info Sciences, Inc.*                                      3,710             89,968
                                                                         --------------
                                                                              1,261,415
                                                                         --------------
EDUCATION (0.39%)
Devry, Inc.*                                                  13,268            265,360
                                                                         --------------
ELECTRONIC EQUIPMENT (8.72%)
Analogic Corp.                                                 3,420            107,944
Artesyn Technologies, Inc.*                                    6,860            130,126
Benchmark Electronics, Inc.*                                   3,750            132,422
Burr-Brown Corp.*                                              7,605            300,397
C & D Technology, Inc.                                         2,610             94,776
C-Cube Microsystems, Inc.*                                     8,400            365,400
CTS Corp.                                                      5,580            320,850
Dallas Semiconductors Corp.                                    5,969            318,968
Electroglas, Inc.*                                             4,480            104,720
Etec Systems, Inc.*                                            4,631            174,241
General Semi-Conductors, Inc.*                                 6,000             61,875
Gentex Corp.*                                                 14,380            297,038
Hadco Corp.*                                                   3,260            140,995
Harmon Industries, Inc.                                        2,490             31,281
Harmon Industries, Inc. Rights*                                2,490                 --
International Rectifier Corp.*                                 9,894            150,883
Kemet Corp.*                                                   7,915            253,033
Kent Electronics Corp.*                                        5,813            107,540
Lattice Semiconductor Corp.*                                  10,038            298,003
Marshall Industries Rights*                                    3,833                 --
Marshall Industries*                                           4,063            148,300
Methode Electronics, Inc.                                      7,020            132,502
Micrel, Inc.*                                                  8,200            355,675
Novellus Systems, Inc.*                                        8,040            542,197
Oak Industries, Inc.*                                          4,285            145,690
Park Electrochemical Co.                                       3,013             99,052
Photronics, Inc.*                                              5,350            120,041
Pioneer Standard Electronics, Inc.                             5,030             72,621
SLI, Inc.*                                                     6,500            138,531
Technitrol, Inc.                                               3,930            138,532
TNP Enterprises, Inc.                                          3,370            131,219
Trimble Navigation Ltd.*                                       4,660             49,804
Ultratech Stepper, Inc.*                                       5,040             64,260
Unitrode Corp.                                                 6,160            258,720
Watkins Johnson Co.                                            3,170            106,393
                                                                         --------------
                                                                              5,894,029
                                                                         --------------
ENERGY (0.19%)
Nstar                                                          3,300            127,875
                                                                         --------------
ENGINEERING (0.29%)
Tetra Tech, Inc.*                                              7,387            123,271
URS Corp.*                                                     2,970             72,765
                                                                         --------------
                                                                                196,036
                                                                         --------------
ENTERTAINMENT & LEISURE (0.13%)
Family Golf Centers, Inc. Rights*                              5,260                 --
Prime Hospitality Corp.*                                      11,090             88,720
                                                                         --------------
                                                                                 88,720
                                                                         --------------
FINANCIAL SERVICES (2.27%)
Americredit Corp.*                                            13,330            199,117
Billing Concepts Corp.*                                        7,230             36,150
Chittenden Corp.                                               4,820            137,370
Hambrecht & Quist Group*                                       5,240            256,432
Pioneer Group, Inc.*                                           5,910             88,650
Raymond James Financial, Inc.                                 10,881            216,940
St. Paul Bancorp, Inc.                                         8,045            184,029
The Profit Recovery Group International, Inc.*                 9,315            415,682
                                                                         --------------
                                                                              1,534,370
                                                                         --------------
FIREARMS & AMMUNITION (0.05%)
Sturm, Ruger & Co., Inc.                                       4,086             36,774
                                                                         --------------
FOOD & BEVERAGES (1.72%)
Chiquita Brands International, Inc.                           11,380             67,569
Corn Products International, Inc.                              8,690            264,502
Earthgrains Co.                                                8,264            182,841
Fleming Co., Inc.                                              6,680             65,547
J&J Snack Foods Corp.*                                         2,530             49,967
Performance Food Group Co.*                                    3,270             83,794
Ralcorp Holdings, Inc.                                         5,570             98,519
SuperValu, Inc.*                                                  87              1,898
United Natural Foods, Inc.*                                    3,820             33,545
Whole Foods Market, Inc.*                                      6,029            197,262
Michael Foods, Inc.                                            4,480            117,740
                                                                         --------------
                                                                              1,163,184
                                                                         --------------
FOREST & PAPER PRODUCTS (0.47%)
Buckeye Technology, Inc.*                                      6,720            105,420
Caraustar Industries, Inc.*                                    5,735            146,242
Pope & Talbot, Inc.                                            5,165             63,917
                                                                         --------------
                                                                                315,579
                                                                         --------------
HEALTH CARE SERVICES (1.78%)
Hooper Holmes, Inc.                                            5,280            135,300
Medquist, Inc.*                                                6,800            227,375
Orthodontic Centers of America, Inc.*                          8,960            156,800
Pediatrix Medical Group, Inc.*                                 4,090             56,749
PhyCor, Inc.*                                                 11,945             52,259
Renal Care Group, Inc.*                                        9,430            206,576
Sierra Health Services, Inc.*                                  6,011             60,861
Universal Health Services, Inc.*                               7,394            191,320
US Oncology, Inc.*                                            13,120            118,900
                                                                         --------------
                                                                              1,206,140
                                                                         --------------
HOME FURNISHING (0.76%)
Ethan Allen Interiors, Inc.                                    8,976            285,549
Interface, Inc. Cl A                                           8,938             45,807
La-Z Boy Chair Co.                                             9,573            182,485
                                                                         --------------
                                                                                513,841
                                                                         --------------
HOME FURNISHINGS (0.69%)
Bassett Furniture Industries, Inc.                             3,668             69,692
Libbey, Inc.                                                   3,920            115,885
National Presto Industries, Inc.                               4,080            157,590
Pier One, Inc.                                                17,914            120,919
                                                                         --------------
                                                                                464,086
                                                                         --------------
HUMAN RESOURCES (0.66%)
CDI Corp.*                                                     4,439            121,240
Interim Services, Inc.*                                       12,126            198,563
Labor Ready, Inc.*                                             8,230             82,814
StaffMark, Inc.*                                               5,120             40,640
                                                                         --------------
                                                                                443,257
                                                                         --------------
INDUSTRIAL (0.53%)
Cognex Corp.*                                                  8,447            254,994
Gerber Scientific, Inc.                                        4,671            104,514
                                                                         --------------
                                                                                359,508
                                                                         --------------
INSURANCE (4.20%)
Arthur J. Gallagher & Co.*                                     3,732            198,729
Capital Re Corp.*                                              6,260             62,600
Conventry Corp.*                                              11,775            111,862
Delphi Financial Group, Inc.*                                  4,836            145,987
E.W. Blanch Holdings, Inc.                                     2,690            175,186
Enhance Financial Services Group, Inc.                         6,858            121,301
Express Scripts, Inc.*                                         7,842            613,636
Fidelity National Financial, Inc.                              5,908             89,728
First American Financial Corp.                                11,058            147,901
Fremont General Corp.                                         12,552            119,244
Frontier Insurance Group, Inc.                                 7,075             61,906
Hilb, Rogal and Hamilton Co.                                   2,340             58,646
Radian Group, Inc.                                             6,987            300,004
Selective Insurance Group, Inc.                                4,678             88,297
Trenwick Group, Inc.                                           3,767             62,391
Zenith National Insurance Corp.                                4,218             90,160
Mutual Risk Management, Ltd.                                   8,536            104,566
Orion Capital Corp.                                            6,014            284,913
                                                                         --------------
                                                                              2,837,057
                                                                         --------------
INVESTMENT COMPANIES (1.46%)
Dain Rauscher Corp.                                            3,018            147,882
Eaton Vance Corp.                                              7,956            254,592
Jefferies Group, Inc.                                          5,620            117,317
Legg Mason, Inc.                                              12,216            468,025
                                                                         --------------
                                                                                987,816
                                                                         --------------
LINEN SUPPLY & RELATED ITEMS (0.34%)
Angelica Corp.                                                 3,320             38,180
G & K Services, Inc.                                           4,717            191,038
                                                                         --------------
                                                                                229,218
                                                                         --------------
MACHINERY, GENERAL INDUSTRIAL (3.48%)
Applied Industrial Technologies, Inc.                          4,710             84,780
Applied Power Cl A                                             8,254            250,715
Astec Industries, Inc.*                                        3,760             90,710
Baldor Electric Co.                                            6,540            123,851
Gardner Denver, Inc.*                                          3,760             56,870
Global Industries Technologies, Inc.*                          4,760             58,012
Graco, Inc.                                                    4,460            146,344
Helix Technologies Corp.                                       5,300            176,225
IDEX Corp.                                                     5,760            163,080
JLG Industries, Inc.                                           7,440            112,995
Kulicke & Soffa Industries, Inc.*                              4,990            121,319
Lindsay Manufacturing Co.                                      3,379             66,313
Regal-Beloit Corp.                                             4,708             97,691
Robbins & Myers, Inc.                                          3,270             50,685
Specialty Equipment Co.                                        4,110            103,778
Speedfam International, Inc.*                                  6,700             80,400
The Manitowac Co., Inc.                                        5,727            195,434
Thomas Industries, Inc.                                        3,580             66,901
Zebra Technologies Corp. Cl A*                                 6,696            304,459
                                                                         --------------
                                                                              2,350,562
                                                                         --------------
MARKETING SERVICES (0.61%)
Advo, Inc.*                                                    4,405             87,825
Catalina Marketing Corp.*                                      3,805            322,712
                                                                         --------------
                                                                                410,537
                                                                         --------------
MEDICAL PRODUCTS (5.52%)
Alpharma, Inc.                                                 5,738            202,623
Barr Labs, Inc.*                                               5,010            159,068
Bindly Western Industries, Inc.                                5,866             83,957
Bio Technology General Corp*                                   7,950             76,271
Cephalon, Inc.*                                                6,440            115,719
Cerner Corp.*                                                  7,080            107,970
Cooper Co.*                                                    3,370            104,049
Cygnus, Inc.*                                                  4,430             49,699
Datascope Corp.*                                               3,740            131,367
Diagnostic Products Corp.                                      3,520             94,380
Enzo Biochem, Inc.                                             5,556            157,652
Hanger Orthopedic Group, Inc.*                                 4,280             62,060
Idexx Labs, Inc.*                                              8,209            141,349
Incyte Pharmaceuticals, Inc.*                                  6,030            139,444
Invacare, Inc.                                                 6,186            121,014
Liposome Co., Inc.*                                            7,250             55,168
Maxxim Medical, Inc.                                           3,360             80,430
Mentor Corp.                                                   5,193            148,000
North American Vaccine, Inc.*                                  6,060             45,450
Organogenesis, Inc.*                                           6,180             45,964
Osteotech, Inc.*                                               2,670             36,379
Patterson Dental Co.*                                          6,857            339,850
Protein Design Labs, Inc.*                                     4,575            165,272
Respironics, Inc.*                                             6,110             50,408
Safeskin, Corp.*                                              10,550             86,708
Scott Technologies, Inc.*                                      3,850             76,038
Sola International, Inc.*                                      5,471             84,459
Spacelabs Medical, Inc.*                                       3,060             46,283
Summit Technology, Inc.*                                       9,290            170,123
Syncor International Corp.*                                    2,650             99,375
Varian Medical Systems, Inc.                                   6,390            139,781
Vital Signs, Inc.                                              2,923             59,556
Wesley Jessen VisionCare, Inc.*                                3,630            113,211
Xomed Surgical Products, Inc.*                                 2,490            141,930
                                                                         --------------
                                                                              3,731,007
                                                                         --------------
METAL PRODUCTS (0.07%)
Amcast Industrial Corp.                                        3,420             45,529
                                                                         --------------
METALS (1.75%)
Brush Wellman, Inc.                                            4,550             66,828
Castle Am & Co.                                                3,507             44,276
Commercial Metals Co.                                          4,455            128,081
Commercial Metals Company Rights*                              4,455                 --
Commonwealth Industries, Inc.                                  4,320             58,050
Intermet Corp.                                                 5,044             42,717
Mueller Industries, Inc.*                                      7,762            230,434
Quanex Corp.                                                   3,938            100,911
Reliance Steel & Aluminum Co.                                  6,705            140,805
RTI International, Inc.*                                       4,280             42,800
Stillwater Mining Co.*                                         7,957            213,844
WHX Corp.*                                                     5,354             53,540
Wolverine Corp.*                                               3,825             59,288
                                                                         --------------
                                                                              1,181,574
                                                                         --------------
MISCELLANEOUS MANUFACTURING (1.22%)
A.O. Smith Corp.                                               5,322            160,991
Aptargroup, Inc.                                               7,308            195,489
Barnes Group, Inc.                                             4,380             87,874
Esterline Technologies Corp.*                                  3,660             57,645
Huffy Corp.                                                    4,367             43,124
Justin Industries, Inc.                                        4,190             59,446
Lawson Products, Inc.                                          3,480             75,255
Paxar Corp.*                                                   6,179             59,473
Valmont Industries, Inc.                                       5,260             88,763
                                                                         --------------
                                                                                828,060
                                                                         --------------
OFFICE EQUIPMENT (0.57%)
Brady Corp. Cl A                                               5,180            165,760
John H. Harland Co.                                            5,590            108,656
New England Business, Inc.                                     3,980            113,679
                                                                         --------------
                                                                                388,095
                                                                         --------------
OIL & GAS (5.69%)
Atmos Energy Corp.                                             5,486            132,350
Barrett Resources Corp.*                                       7,449            275,147
Cabot Oil & Gas Corp.                                          6,721            115,937
Connecticut Energy Corp.                                       2,590            100,201
Cross Timbers Oil Co.                                          9,017            121,730
Dril-Quip, Inc.*                                               7,160            183,028
Energen Corp.                                                  4,780             96,795
HS Resources, Inc.*                                            4,310             70,576
Input/Output, Inc.*                                            8,714             57,730
New Jersey Resources Corp.                                     3,756            150,240
Newfield Exploration Co.*                                      8,842            291,233
Northwest Natural Gas Co.                                      3,832             98,914
Oceaneering International, Inc.*                               4,986             83,827
Pennsylvania Enterprises, Inc.                                 2,720             88,230
Piedmont Natural Gas, Inc.                                     4,919            149,107
Plains Resources, Inc.*                                        4,220             75,433
Pogo Producing Co.                                             9,096            188,742
Pool Energy Service Co.*                                       5,500            135,438
Pride International, Inc.*                                    10,445            148,188
Public Service Company of N.C.                                 3,500            108,500
Seacor Holdings.*                                              2,990            153,238
Seitel, Inc.*                                                  4,900             47,775
Southwest Gas Corp.                                            5,209            140,317
St. Mary Land & Exploration Co.                                4,020            105,023
Stone Energy Corp.*                                            3,890            197,904
Tuboscope Inc.*                                                7,915             98,443
Vintage Petroleum Rights*                                     11,326                 --
Vintage Petroleum, Inc.                                       11,446            154,521
WD-40 Co.                                                      4,060             95,030
Wicor, Inc.                                                    6,160            179,025
                                                                         --------------
                                                                              3,842,622
                                                                         --------------
PAINT & RELATED PRODUCTS (0.09%)
Lilly Industries, Inc.                                         4,709             64,160
                                                                         --------------
PHARMACEUTICAL (2.61%)
Biomatrix, Inc.*                                               4,940            110,841
Cor Therapeutics, Inc.*                                        5,300            100,700
Dura Pharmaceuticals, Inc.*                                    8,810            122,789
IDEC Pharmaceuticals Corp.*                                    4,080            383,648
Jones Pharmaceutical, Inc.                                     9,240            304,632
Parexel International Corp.*                                   5,380             49,093
Pharmaceutical Product Development, Inc.                       4,780             64,829
Priority Healthcare Corp. Cl B*                                4,944            152,646
Roberts Pharmaceutical Corp.*                                  6,975            210,994
U.S. Bioscience, Inc.*                                         5,490             78,233
Vertex Pharmaceuticals, Inc.*                                  5,902            183,331
                                                                         --------------
                                                                              1,761,736
                                                                         --------------
PHOTOGRAPHY & EQUIPMENT (0.15%)
CPI Corp.                                                      3,060            104,614
                                                                         --------------
PRINTING (1.22%)
Bowne & Co., Inc.                                              7,404             89,311
Consolidated Graphic, Inc.*                                    3,760            158,390
Merrill Corp.                                                  3,410             67,987
Valassis Communications, Inc.*                                11,643            511,564
                                                                         --------------
                                                                                827,252
                                                                         --------------
RECREATION VEHICLE MANUFACTURING (0.70%)
Coachmen Industries, Inc.                                      3,650             56,119
Monaco Coach Corp.*                                            3,840             93,600
Polaris Industries, Inc.                                       5,880            203,595
Winnebago Industries, Inc.                                     5,090            121,842
                                                                         --------------
                                                                                475,156
                                                                         --------------
RECYCLING (0.09%)
IMCO Recycling, Inc.                                           3,940             59,100
                                                                         --------------
RESTAURANT - RETAIL (1.22%)
Luby's Cafeterias, Inc.                                        6,480             74,520
Ruby Tuesday, Inc.                                             7,650            149,175
CEC Entertainment, Inc.*                                       7,042            252,632
Cheesecake Factory, Inc.*                                      5,475            151,931
IHOP Corp.*                                                    6,840            138,510
Landry's Restaurants, Inc.*                                    7,000             56,000
                                                                         --------------
                                                                                822,768
                                                                         --------------
RETAIL STORES (5.25%)
Action Performance Cos., Inc.*                                 3,650             76,878
Ames Department Stores, Inc.*                                  6,120            195,075
AnnTaylor Stores Corp.*                                        5,980            244,433
Brown Group, Inc.                                              4,799             87,882
Casey's General Stores, Inc.                                   8,842            118,539
Cato Corp. Cl A                                                5,660             79,771
Customtracks Corp.*                                            3,180             94,208
Department 56, Inc.*                                           3,690             88,329
Dress Barn, Inc.                                               5,596            102,652
Footstar Inc. Rights*                                          5,450                 --
Footstar, Inc.*                                                5,470            192,818
Goody's Family Clothing, Inc.*                                 7,110             57,324
Jo-Ann Stores, Inc. Cl A*                                      4,445             55,285
Linens 'N Things, Inc.*                                        8,050            271,688
Men's Wearhouse, Inc.*                                         9,035            194,253
Michaels Stores, Inc.*                                         6,810            200,895
Pacific Sunwear of California, Inc.*                           6,675            187,109
Regis Corp.                                                    7,785            149,861
Shopko Stores, Inc.*                                           6,244            181,076
Stein Mart, Inc.*                                              8,202             58,439
Stride Rite Corp.                                              7,880             55,160
Williams Sonoma, Inc.*                                        11,518            559,343
Zale Corp.*                                                    7,750            296,922
                                                                         --------------
                                                                              3,547,940
                                                                         --------------
TELECOMMUNICATIONS (1.49%)
Adaptive Broadband Corp.*                                      4,310            144,385
Aspect Tele-Communications Corp.*                             10,344            175,525
Black Box Corp.*                                               3,710            194,775
CommScope, Inc.*                                               9,420            306,150
Plantronics, Inc.*                                             3,680            183,080
                                                                         --------------
                                                                              1,003,915
                                                                         --------------
TEXTILE PRODUCTS (0.07%)
Guilford Mills, Inc.                                           5,537             47,757
                                                                         --------------
TRANSPORTATION (2.32%)
Air Express International Corp.                                7,240            164,258
American Freightways Corp.*                                    5,860            106,579
Expeditors International, Inc.                                10,612            340,579
Fritz Co., Inc.*                                               6,403             66,431
Heartland Express, Inc.*                                       5,370             75,851
Kirby Corp.*                                                   4,097             80,404
Landstar Systems, Inc.*                                        2,355             81,836
MS Carriers, Inc.*                                             3,040             72,960
Offshore Logistics, Inc.*                                      5,150             53,109
USFreightways Corp.                                            5,802            274,870
Werner Enterprises, Inc.                                       8,448            148,896
Yellow Corp.*                                                  5,916             97,984
                                                                         --------------
                                                                              1,563,757
                                                                         --------------
TRUCKING & LEASING (0.11%)
Rollins Truck Leasing Corp.                                    7,399             74,916
                                                                         --------------
UTILITIES (1.22%)
Central Hudson Gas & Electric Corp.                            3,230            127,181
Cilcorp, Inc.                                                  2,890            187,308
Eastern Utilities Associates                                   3,928            117,349
Northwestern Corp.                                             2,750             62,562
Talk.Com, Inc. Rights*                                           562                 --
TALK.com, Inc.*                                               11,240            145,067
United Illuminating Co.                                        3,791            183,390
                                                                         --------------
                                                                                822,857
                                                                         --------------
VITAMINS & NUTRITION PRODUCTS (0.12%)
NBTY, Inc.*                                                   10,403             79,323
                                                                         --------------
WATER (1.18%)
American States Water Co.                                      2,910             96,394
Aquarion Co.                                                   3,810            136,684
Ionics, Inc.*                                                  4,405            142,612
Philadelphia Suburban Corp.                                    8,652            203,863
United Water Resources, Inc.                                   6,740            219,893
                                                                         --------------
                                                                                799,446
                                                                         --------------
WIRE & CABLE PRODUCTS (0.38%)
Belden, Inc.                                                   5,520            113,160
Cable Design Technologies Corp.*                               6,150            140,297
                                                                         --------------
                                                                                253,457
                                                                         --------------
WIRELESS EQUIPMENT (0.52%)
Digital Microwave Corp. *                                     12,440            195,153
DSP Communications, Inc.*                                      8,270            157,130
                                                                         --------------
                                                                                352,283
                                                                         --------------
TOTAL COMMON STOCK (Cost $61,534,533)                                        67,512,522
                                                                         --------------

                                                        Principal
                                                      --------------

REPURCHASE AGREEMENTS (0.07%)
Fifth Third Bank, 4.68%, dated 09/30/99, due
10/01/99, repurchase price $48,636
(collateralized by FNMA Pool #313887, 7.00%,
due 11/01/17, market value $49,765 (Cost $48,630)            $48,630             48,630
                                                                         --------------

TOTAL INVESTMENTS (Cost $61,583,163) (99.98%)                                67,561,152
OTHER ASSETS & LIABILITIES, NET (0.02%)                                          11,119
                                                                         --------------
NET ASSETS (100%)                                                           $67,572,271
                                                                         ==============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at September 30, 1999
was $61,633,768 and net unrealized appreciation
consisted of:
Gross unrealized appreciation                                               $13,156,954
Gross unrealized depreciation                                                (7,229,570)
                                                                         --------------
Net unrealized appreciation                                                  $5,927,384
                                                                         ==============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 1999
---------------------------------------------------------------------------------------
                                                          Shares             Value
                                                      --------------     --------------
COMMON STOCK (34.79%)

AUSTRIA (0.26%)
World Equity Benchmark Securities - Austria Series            12,465           $108,680
                                                                         --------------
AUSTRALIA (2.66%)
World Equity Benchmark Securities - Australia Series         107,803          1,111,718
                                                                         --------------
BELGIUM (1.25%)
Electrabel SA*                                                   340            117,823
Fortis (B)                                                     4,990            162,613
KBC Bancassurance Holding NV*                                  1,540             78,312
Solvay SA                                                        600             42,748
Tractebel                                                        540             95,693
World Equity Benchmark Securities - Belgium Series             1,502             23,657
                                                                         --------------
                                                                                520,846
                                                                         --------------
FRANCE (0.17%)
World Equity Benchmark Securities - France Series              3,150             72,647
                                                                         --------------
GERMANY (0.19%)
World Equity Benchmark Securities - Germany Series             3,834             80,274
                                                                         --------------
HONG KONG (2.25%)
World Equity Benchmark Securities -
Hong Kong Series                                              82,925            943,272
                                                                         --------------
ITALY (2.40%)
World Equity Benchmark Securities - Italy Series              45,606          1,006,182
                                                                         --------------
JAPAN (11.31%)
World Equity Benchmark Securities - Japan Series             339,450          4,731,084
                                                                         --------------
NETHERLANDS (5.51%)
ABN AMRO Holding NV - Sponsored ADR                            7,081            160,208
Akzo Nobel NV - Sponsored ADR                                  2,562            109,525
Elsevier NV - Sponsored ADR                                    2,444             50,407
Ing Groep NV - Sponsored ADR                                   5,124            280,539
KLM Royal Dutch Air Lines NV - ADR                             2,319             60,584
Koninklijke Ahold  - Sponsored ADR                             4,373            144,856
Koninklijke KPN NV - Sponsored ADR                             3,548            157,886
Koninklijke Philips Electronics - ADR                          1,512            152,712
Oce NV - Sponsored ADR                                         3,915             73,406
Royal Dutch Petroleum - ADR                                   11,748            693,866
Unilever NV - ADR                                              2,885            196,541
Wolters Kluwer NV - Sponsored ADR                              2,930            100,477
World Equity Benchmark Securities -
Netherlands Series                                             5,580            126,247
                                                                         --------------
                                                                              2,307,254
                                                                         --------------
SINGAPORE (0.88%)
World Equity Benchmark Securities -
Singapore Series                                              48,152            367,159
                                                                         --------------
SPAIN (0.83%)
World Equity Benchmark Securities -
Spain Series                                                  13,849            346,225
                                                                         --------------
SWEDEN (0.12%)
World Equity Benchmark Securities -
Sweden Series                                                  2,220             49,673
                                                                         --------------
SWITZERLAND (6.62%)
Adecco SA - Sponsored ADR                                      2,366            162,071
Credit Suisse Group - Sponsored ADR                            5,375            246,259
Nestle SA - Sponsored ADR                                      4,557            429,497
Novartis AG - ADR                                              9,606            712,490
Roche Holding AG Genuss                                        6,058            701,043
UBS AG - Sponsored ADR                                        32,644            465,177
World Equity Benchmark Securities -
Switzerland Series                                             3,540             55,534
                                                                         --------------
                                                                              2,772,071
                                                                         --------------
UNITED KINGDOM (0.34%)
World Equity Benchmark Securities -
United Kingdom Series                                          7,080            143,813
                                                                         --------------
TOTAL COMMON STOCK (Cost $11,916,160)                                        14,560,898
                                                                         --------------

                                                        Principal
                                                      --------------

SHORT-TERM INVESTMENTS (61.18%)

FEDERAL HOME LOAN BANK DISCOUNT CORP.  (11.94%)
3.71%, 10/04/99                                            5,000,000          4,997,968
                                                                         --------------
FEDERAL NATIONAL MORTGAGE ASSOC. (37.91%)
5.16%, 11/18/99                                            9,000,000          8,938,557
5.19%, 12/15/99                                            7,000,000          6,924,750
                                                                         --------------
                                                                             15,863,307
                                                                         --------------

REPURCHASE AGREEMENT (11.33%)
Fifth Third Bank, 4.68%, dated 09/30/99, due
10/01/99, repurchase price $4,741,555
(collateralized by FNMA Pool #313887, 7.00%,
due 11/01/17, market value $4,836,223
(Cost $4,740,939)                                         $4,740,939          4,740,939
                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $25,601,299)                              25,602,214
                                                                         --------------

TOTAL INVESTMENTS (Cost $37,517,459) (95.97%)                                40,163,112
OTHER ASSETS & LIABILITIES, NET (4.03%)                                       1,685,106
                                                                         --------------
NET ASSETS (100%)                                                           $41,848,218
                                                                         --------------

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at September 30, 1999
was $37,517,459 and net unrealized appreciation
consisted of:
Gross unrealized appreciation                                                $2,912,620
Gross unrealized depreciation                                                  (266,967)
                                                                         --------------
Net unrealized appreciation                                                  $2,645,653
                                                                         --------------




FUTURES CONTRACTS OUTSTANDING - September 30, 1999
---------------------------------------------------------------------------------------
                                                                           Unrealized
                                                        Total Value       Appreciation
Number of Contracts                                   (U.S. Dollars)     (Depreciation)
-------------------                                   --------------     --------------
79 CAC 40, delivery date 10/29/99                         $3,866,345           $(96,153)
28 DAX, delivery date 12/17/99                             3,853,382           (178,244)
86 FTSE 100, delivery date 12/17/99                        8,613,313           (392,866)
8 IBEX, delivery date 10/15/99                               811,286            (36,428)
4 MIB 30, delivery date 12/20/99                             725,255             (4,377)
87 NIKKEI 225, delivery date 12/14/99                      7,182,511              1,880
86 OMX, delivery date 10/22/99                               833,786            (12,911)
                                                      --------------     --------------
                                                         $25,935,858          $(719,099)
                                                      ==============     ==============

See notes to financial statements.




THE CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES                                                                           September 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
                                           Money Market   Short-Term         Bond       Large Cap       Small Cap   International
                                               Fund        Bond Fund         Fund      Equity Fund     Equity Fund      Fund
                                           --------------------------------------------------------------------------------------
ASSETS:
Investments, at value (identified cost
$23,077,697, $25,809,741, $63,311,058,
$132,553,325, $61,583,163 and
$37,517,459 respectively) (Note 2)         $23,077,697    $25,556,582    $59,484,655   $132,305,493    $67,561,152    $40,163,112
Cash denominated in foreign currency,
at value  (identified cost $1,508,286)              --             --             --             --             --      1,518,335
Receivables:
Investments sold                                    --             --             --         68,544             --             --
Due from Advisor                                16,097             --             --             --             --             --
Dividends and interest                          98,841        381,330        881,704        137,157         35,393          3,788
Variation margin receivable                         --             --             --             --             --        175,156
Prepaid expenses                                 7,789          9,478          8,839          9,090         10,277          9,089
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total assets                                23,200,424     25,947,390     60,375,198    132,520,284     67,606,822     41,869,480
                                          ------------   ------------   ------------   ------------   ------------   ------------

LIABILITIES:
Payables:
Distributions payable                           $3,427            $--            $--            $--            $--            $--
Fund shares redeemed                                --             --              3             12              4             --
Due to Advisor                                      --          3,403          9,971         21,193         11,201          6,825
Accrued expenses                                12,534         16,151         21,531         17,206         23,346         14,437
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total liabilities                               15,961         19,554         31,505         38,411         34,551         21,262
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS                                 $23,184,463    $25,927,836    $60,343,693   $132,481,873    $67,572,271    $41,848,218
                                          ============   ============   ============   ============   ============   ============

NET ASSETS CONSIST OF:
Paid-in capital                            $23,184,463    $26,194,479    $64,241,530   $129,125,180    $59,058,751    $34,521,635
Undistributed net investment income                 --         24,620         62,785         25,641          2,122         21,054
Undistributed realized gain (loss)
on investments                                      --        (38,104)      (134,219)     3,578,884      2,533,409      5,368,924
Net unrealized appreciation
(depreciation) on:
Investments                                         --       (253,159)    (3,826,403)      (247,832)     5,977,989      1,926,555
Translation of assets and
liabilities in foreign currencies                   --             --             --             --             --         10,050
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net Assets                                 $23,184,463    $25,927,836    $60,343,693   $132,481,873    $67,572,271    $41,848,218
                                          ============   ============   ============   ============   ============   ============

CLASS A SHARES (NOTE 1):
Net assets for 14,356, 29, 362,
3,146, 962 and 329 shares
outstanding respectively                       $14,356           $727         $8,466        $99,888        $28,060        $10,038
Net asset value, offering and
redemption price per Class A Share               $1.00         $24.68         $23.36         $31.75         $29.17         $30.54

CLASS C SHARES (NOTE 1):
Net assets for 23,170,107, 1,048,748,
2,578,783, 4,164,070, 2,312,364, and
1,369,394 shares outstanding,
respectively                               $23,170,107    $25,927,109    $60,335,227   $132,381,985    $67,544,211    $41,838,180
Net asset value, offering and
redemption price per Class C share               $1.00         $24.72         $23.40         $31.79         $29.21         $30.55

See notes to financial statements.




THE CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
                                           Money Market   Short-Term         Bond       Large Cap       Small Cap   International
                                               Fund        Bond Fund         Fund      Equity Fund     Equity Fund      Fund
                                           --------------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                    $1,162,464       $823,477     $3,106,739         $9,059         $9,366     $1,136,625
Dividends (net of foreign taxes
withheld of $28,932 for the
International Fund)                                 --             --            --        891,481         588,549        362,445
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total Investment Income                      1,162,464        823,477      3,106,739        900,540        597,915      1,499,070
                                          ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory fees (Note 4)               23,138         24,082         87,738         97,754         92,137         59,614
Administration fee (Note 4)                     11,569          8,027         29,246         32,585         30,712         19,871
Accounting fee (Note 4)                         17,001         16,219         20,469         20,469         20,469         20,609
Custodian fees                                   2,613          3,168          7,520         16,691         17,568          6,156
Transfer agency fees                             7,501          5,528         11,645         13,873          9,271          7,501
Distribution fees (Note 4)                           2              1              3             76             12              5
Trustee expense (Note 4)                         4,500          2,093          4,500          3,313          4,500          2,679
Audit fees                                       5,001          4,928          5,000          5,000          5,000          5,001
Legal fees                                       4,500          3,317          4,500          4,500          4,500          4,500
Consulting fees                                  5,785          3,996          8,280          6,016          6,916          4,357
Pricing fees                                        --          2,106         10,752         20,760         30,991          3,864
Registration fees                               10,001          7,371         10,001         10,001         10,001         10,001
Reports to shareholders                             --          1,592          2,488          4,533          2,722          2,023
Other                                            5,046          4,285         14,984         15,450         15,498         10,965
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total expenses before waivers                   96,657         86,713        217,126        251,021        250,297        157,146
Fees waived (Note 4)                           (36,337)       (28,706)            --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total expenses, net                             60,320         58,007        217,126        251,021        250,297        157,146
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income                        1,102,144        765,470      2,889,613        649,519        347,618      1,341,924
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments                                         --        (38,104)      (134,219)     3,578,884      2,533,409        929,505
Foreign currency transactions                       --             --             --             --             --      6,307,728
Net unrealized appreciation
(depreciation) during the period on:
Investments                                         --       (253,159)    (3,826,403)      (247,832)     5,977,989      1,926,555
Translation of assets and liabilities
in foreign currencies                               --             --             --             --             --         10,051
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments
and currency                                        --       (291,263)    (3,960,622)     3,331,052      8,511,398      9,173,839
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS            $1,102,144       $474,207    $(1,071,009)    $3,980,571     $8,859,016    $10,515,763
                                          ============   ============   ============   ============   ============   ============

See notes to financial statements.




THE CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEAR ENDED SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
                                           Money Market   Short-Term         Bond       Large Cap       Small Cap   International
                                               Fund        Bond Fund         Fund      Equity Fund     Equity Fund      Fund
                                           --------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
Operations:
Net investment income                       $1,102,144       $765,470     $2,889,613       $649,519       $347,618     $1,341,924
Net realized gain (loss) on:
Investments                                         --        (38,104)      (134,219)     3,578,884      2,533,409        929,505
Foreign currency transactions                       --             --             --             --             --      6,307,728
Net unrealized appreciation
(depreciation) during the period on:
Investments                                         --       (253,159)    (3,826,403)      (247,832)     5,977,989      1,926,555
Translation of assets and liabilities
in foreign currencies                               --             --             --             --             --         10,051
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                    1,102,144        474,207     (1,071,009)     3,980,571      8,859,016     10,515,763
                                          ------------   ------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:
Net investment income
Class A                                            (92)            (9)          (106)          (367)           (16)          (120)
Class C                                     (1,102,052)      (740,841)    (2,826,722)      (623,511)      (345,480)    (1,320,751)
Net realized gain
Class A                                             --             --             --             --             --             (1)
Class C                                             --             --             --             --             --     (1,868,308)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions                         (1,102,144)      (740,850)    (2,826,828)      (623,878)      (345,496)    (3,189,180)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets from Fund
share transactions (Note 5)                 23,184,463     26,194,479     64,241,530    129,125,180     59,058,751     34,521,635
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                      23,184,463     25,927,836     60,343,693    132,481,873     67,572,271     41,848,218
NET ASSETS:
Beginning of period                                 --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
End of period                              $23,184,463    $25,927,836    $60,343,693   $132,481,873    $67,572,271    $41,848,218
                                          ============   ============   ============   ============   ============   ============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                 Money Market Fund                    Short-Term Bond Fund
                                           -----------------------------          -----------------------------
                                             Class A          Class C               Class A          Class C
                                           ------------     ------------          ------------     ------------
Net Asset Value -- Beginning of Period            $1.00            $1.00                $25.00           $25.00
                                           ------------     ------------          ------------     ------------
Investment Operations:
Net investment income                              0.05             0.05                  0.68             0.80
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                                       0.00             0.00                 (0.23)           (0.30)
                                           ------------     ------------          ------------     ------------
Total from investment operations                   0.05             0.05                  0.45             0.50
                                           ------------     ------------          ------------     ------------

Distributions:
From net investment income                        (0.05)          (0.05)                 (0.77)           (0.78)
From net realized capital gain                       --              --                     --               --
                                           ------------     ------------          ------------     ------------
Total distributions                               (0.05)          (0.05)                 (0.77)           (0.78)
                                           ------------     ------------          ------------     ------------
Net Asset Value -- End of Period                  $1.00            $1.00                $24.68           $24.72
                                           ============     ============          ============     ============
Total Return                                       4.80%            4.90%                 1.84%            2.05%

Ratios of expenses to average
net assets:
before fee waivers                                 0.52%            0.42%                 0.79%(1)         0.54%(1)
after fee waivers                                  0.36%            0.26%                 0.61%(1)         0.36%(1)
Ratios of net investment income to
average net assets:
before fee waivers                                 4.50%            4.60%                 4.34%(1)         4.59%(1)
after fee waivers                                  4.66%            4.76%                 4.52%(1)         4.77%(1)

Portfolio turnover rate                             N/A              N/A                 47.85%           47.85%
Net assets, end of period                       $14,356      $23,170,107                  $727      $25,927,109


                                                      Bond Fund                       Large Cap Equity Fund
                                           -----------------------------          -----------------------------
                                             Class A          Class C               Class A          Class C
                                           ------------     ------------          ------------     ------------
Net Asset Value -- Beginning of Period           $25.00           $25.00                $25.00           $25.00
                                           ------------     ------------          ------------     ------------
Investment Operations:
Net investment income                              1.06             1.16                  0.22             0.30
Net realized and unrealized gain (loss)
on investments
and foreign currency transactions                 (1.57)           (1.62)                 6.80             6.79
                                           ------------     ------------          ------------     ------------
Total from investment operations                  (0.51)           (0.46)                 7.02             7.09
                                           ------------     ------------          ------------     ------------

Distributions:
From net investment income                        (1.13)           (1.14)                (0.27)           (0.30)
From net realized capital gains                      --               --                    --               --
                                           ------------     ------------          ------------     ------------
Total distributions                               (1.13)           (1.14)                (0.27)           (0.30)
                                           ------------     ------------          ------------     ------------
Net Asset Value -- End of Period                 $23.36           $23.40                $31.75           $31.79
                                           ============     ============          ============     ============
Total Return                                      (2.04)%          (1.83)%               28.10%           28.35%

Ratios of expenses to average
net assets:
before fee waivers                                 0.62%            0.37%                 0.63%            0.38%
after fee waivers                                  0.62%            0.37%                 0.63%            0.38%
Ratios of net investment income to
average net assets:
before fee waivers                                 4.69%            4.94%                 0.74%            0.99%
after fee waivers                                  4.69%            4.94%                 0.74%            0.99%

Portfolio turnover rate                           17.09%           17.09%               142.56%          142.56%
Net assets, end of period                        $8,466      $60,335,227               $99,888     $132,381,985

1 Annualized -- Fund commenced operations on January 4, 1999.

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS -- continued
---------------------------------------------------------------------------------------------------------------

                                               Small Cap Equity Fund                International Equity Fund
                                           -----------------------------          -----------------------------
                                             Class A          Class C               Class A          Class C
                                           ------------     ------------          ------------     ------------
Net Asset Value -- Beginning of Period           $25.00           $25.00                $25.00           $25.00
                                           ------------     ------------          ------------     ------------
Investment Operations:
Net investment income                              0.14             0.16                  0.84             0.99
Net realized and unrealized gain on
investments and foreign currency
transactions                                       4.17             4.21                  7.00             6.91
                                           ------------     ------------          ------------     ------------
Total from investment operations                   4.31             4.37                  7.84             7.90
                                           ------------     ------------          ------------     ------------

Distributions:
From net investment income                        (0.14)           (0.16)                (0.92)           (0.97)
From net realized capital gains                    0.00             0.00                 (1.38)           (1.38)
                                           ------------     ------------          ------------     ------------
Total distributions                               (0.14)           (0.16)                (2.30)           (2.35)
                                           ------------     ------------          ------------     ------------
Net Asset Value -- End of Period                 $29.17           $29.21                $30.54           $30.55
                                           ============     ============          ============     ============
Total Return                                      17.27%           17.49%                31.98%           32.23%

Ratios of expenses to average
net assets:
before fee waivers                                 0.66%            0.41%                 0.64%            0.39%
after fee waivers                                  0.66%            0.41%                 0.64%            0.39%
Ratios of net investment income to
average net assets:
before fee waivers                                 0.31%            0.56%                 3.12%            3.37%
after fee waivers                                  0.31%            0.56%                 3.12%            3.37%

Portfolio turnover rate                           41.02%           41.02%                52.42%           52.42%
Net assets, end of period                       $28,060      $67,544,211               $10,038      $41,838,180

See notes to financial statements.



CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - September 30, 1999
------------------------------------------------------------------------

(1) ORGANIZATION

The Capstone Social Ethics and Religious Values Fund (the "Trust") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "Fund" and collectively the "Funds"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2) INVESTMENT OBJECTIVES

As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed is a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeine or tobacco products, meat processing, pornography, or casinos and other gambling concerns.

The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

The Short-Term Bond Fund's objective is to provide current income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Corporate Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies, and instrumentalities, and investment grade corporate obligations having a broad range of maturities.

The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance (before expenses) of the S & P 500 Index. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance (after expenses) of the S & P SmallCap 600 Index which consists of 600 stocks with smaller capitalization that those included in the S & P 500 Index. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION

Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FEDERAL INCOME TAXES

It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

D. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. FORWARD EXCHANGE CONTRACTS

The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

F. FUTURES CONTRACTS

The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks is excess of the amounts recognized in the statement of assets and liabilities, Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. On September 30, 1999 the International Fund had cash denominated in foreign currency of $1,518,335 which was held by its futures broker as initial margin.

G. REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Funds' policy that its their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

H. ORGANIZATION EXPENSES

Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

I. USE OF ESTIMATES

In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4) INVESTMENT ADVISER AND ADMINISTRATOR
Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.05% of each Fund's average daily net assets.

Capstone has voluntarily agreed to waive its investment advisory and administrative fees for the Money Market Fund and the Short-Term Bond Fund, resulting in waivers of investment advisory fees for the period ended September 30, 1999 of $23,138 and $21,529, respectively, and waivers of administrative fees for the period ended September 30, 1999 of $11,569 and $7,177, respectively. These waivers are voluntary and may be discontinued at any time. Upon reaching $25 million in net assets, Capstone discontinued its waiver for the Short Term Bond Fund. The Funds' accounting agent waived its fees for the Money Market Fund through December 31, 1998, resulting in a waiver of fund accounting fees for the period ended September 30, 1999 of $1,630.

(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

Capstone Asset Planning Company (the "Distributor ") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

The Class A shares of each Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

Certain officers of the Trust are also officers of Capstone and the Distributor.

(6) SHARES OF CAPITAL STOCK

All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 1998, except for Short Term Bond Fund which commenced operations on January 4, 1999, to September 30, 1999, were as follows:


                                             Class A                                 Class C
                                           ------------                            ------------
                                      Shares           Amount                Shares           Amount
                                   ------------     ------------          ------------     ------------
Money Market Fund:
Shares issued in connection
with taxable reorganization                                  $--            4,875,832        $4,875,832
Sold                                     20,520           20,520           22,595,027        22,595,027
Reinvested                                   91               91             1,026,43         1,026,431
Redeemed                                 (6,255)          (6,255)           (5,327,183)      (5,327,183)
                                   ------------     ------------          ------------     ------------
Net Increase                             14,356          $14,356            23,170,107      $23,170,107
                                   ============     ============          ============     ============

Short-Term Bond Fund:
Sold                                         36             $925             1,032,003      $25,782,734
Reinvested                                    1                9                27,239          673,311
Redeemed                                     (8)            (202)              (10,494)        (262,298)
                                   ------------     ------------          ------------     ------------
Net Increase                                 29             $732             1,048,748      $26,193,747
                                   ============     ============          ============     ============

Bond Fund:
Shares issued in connection
with taxable reorganization                                  $--             2,059,228      $51,480,690
Sold                                        366            8,672               517,213       12,697,515
Reinvested                                    5              106                 8,655          204,413
Redeemed                                     (9)            (199)               (6,313)        (149,667)
                                   ------------     ------------          ------------     ------------
Net Increase                                362           $8,579             2,578,783      $64,232,951
                                   ============     ============          ============     ============

Large Cap Equity Fund:
Shares issued in connection
with taxable reorganization                                  $--               921,070      $23,026,741
Sold                                      3,648          120,440             3,406,150      111,291,896
Reinvested                                    6              186                 3,414          107,546
Redeemed                                   (508)         (17,125)             (166,564)      (5,404,504)
                                   ------------     ------------          ------------     ------------
Net Increase                              3,146         $103,501             4,164,070     $129,021,679
                                   ============     ============          ============     ============

Small Cap Equity Fund:
Shares issued in connection
with taxable reorganization                                  $--             1,737,033      $43,425,834
Sold                                      1,005           29,884               596,450       16,165,914
Reinvested                                    1               16                   364           10,258
Redeemed                                    (44)          (1,270)              (21,483)        (571,885)
                                   ------------     ------------          ------------     ------------
Net Increase                                962          $28,630             2,312,364      $59,030,121
                                   ============     ============          ============     ============



                                             Class A                                 Class C
                                           ------------                            ------------
                                      Shares           Amount                Shares           Amount
                                   ------------     ------------          ------------     ------------
International Fund:
Shares issued in connection
With taxable reorganization                                  $--             1,282,187      $32,054,682
Sold                                        331           10,092                83,439        2,350,109
Reinvested                                    4              120                 3,768          106,826
Redeemed                                     (6)            (194)                   --               --
                                   ------------     ------------          ------------     ------------
Net Increase                                329          $10,018             1,369,394      $34,511,617
                                   ============     ============          ============     ============


(7) INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities securities) by the Funds for the period from inception to September 30, 1999 were as follows:

                              Purchases            Sales
                           --------------     --------------
Short-Term Bond Fund          $34,533,331         $8,611,581
Bond Fund                      21,843,440          8,701,645
Large Cap Equity Fund         192,028,323         85,069,362
Small Cap Equity Fund          39,175,440         23,485,828
International Fund              7,556,293          7,168,042

(8) TAX MATTERS

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders.
Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

Capital Loss Carryforwards -- At September 30, 1999, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                               Expiring
                               in 2007
                          ------------------
Short-Term Bond Fund           $38,104
Bond Fund                      134,219


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Capstone Social Ethics and Religious Values Fund
Houston, Texas

We have audited the accompanying statements of assets and liabilities of Capstone Social Ethics and Religious Values Fund (comprising, respectively, the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund), including the portfolios of investments, as of September 30, 1999, and the related statements of operations and changes in net assets, and the financial highlights for the respective periods from commencement of operations to September 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Capstone Social Ethics and Religious Values Fund as of September 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the respective periods from commencement of operations to September 30, 1999 in conformity with generally accepted accounting principles.

                                      BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
October 22, 1999


[THIS PAGE INTENTIONALLY LEFT BLANK]


[THIS PAGE INTENTIONALLY LEFT BLANK]


[GRAPHIC OMITTED: PYRAMID LOGO]

Capstone
SERV Funds

Equity
* LARGE CAP EQUITY FUND
* SMALL CAP EQUITY FUND

Fixed Income
* MONEY MARKET FUND
* SHORT-TERM BOND FUND
* BOND FUND

International
* INTERNATIONAL FUND

For more complete information about the SERV Funds, including charges and expenses, contact the Distributor at the address below to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631